CCM Alternative Income Fund

Schedule of Investments February 28, 2022

	Shares	Value
COMMON STOCK - 52.78%
Communication Services - 4.83%
AT&T (a)	19,125	$453,071
Omnicom Group	4,000	335,560
Verizon Communications	8,600	461,562
		1,250,193
Consumer Discretionary - 3.19%
Franchise Group	5,000	210,750
Jack in the Box	1,800	155,286
Restaurant Brands International	8,200	459,036
		825,072
Consumer Staples - 4.32%
Coca-Cola Femsa	2,900	159,674
Mondelez International, Cl A	5,800	379,784
Unilever	11,500	578,105
		1,117,563
Energy - 6.60%
Enviva Partners (a) (b)	24,500	1,707,650

Financials - 10.83%
Aflac	2,100	128,289
Allstate Corp.	3,900	477,204
Fidelity National Financial	10,800	514,512
Financial Institutions	12,000	383,280
JPMorgan Chase	2,200	311,960
Principal Financial Group (a)	6,300	445,032
Toronto-Dominion Bank	6,700	540,623
		2,800,900
Health Care - 7.31%
Bristol-Myers Squibb (a)	9,900	679,833
Cardinal Health	4,300	232,243
Cigna Corp.	1,000	237,780
Merck	4,200	321,636
Organon	11,220	418,843
		1,890,335
Information Technology - 1.93%
Broadcom	850	499,324

Real Estate - 7.60%
American Tower Corp. (c)	1,200	272,244
Healthcare Trust of America, Cl A (c)	10,000	293,900
Realty Income (c)	9,700	641,073
WP Carey (c)	9,800	758,520
		1,965,737
Utilities - 6.17%
Clearway Energy, Cl A	14,000	428,260
CMS Energy Corp.	5,000	320,050
Dominion Energy	3,500	278,355
NextEra Energy Partners	7,300	569,473
		1,596,138
TOTAL COMMON STOCK
(Cost $12,499,397)		13,652,912

(Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 18.53%
California - 2.41%
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	$250,000	$297,619
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	250,000	326,498
		624,117

Florida - 2.89%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040	500,000	748,434

Georgia - 1.83%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	472,675

Illinois - 1.86%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	481,280

Maryland - 2.74%
Baltimore, TA
5.375%, 09/01/2025	190,000	193,886
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030 (a)	500,000	515,847
		709,733

Nevada - 3.89%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	1,005,843

New Jersey - 2.11%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	544,848

Washington - 0.80%
King County Housing Authority, RB
Callable 04/18/2022 @ 100
6.375%, 12/31/2046	205,000	207,368

TOTAL MUNICIPAL BONDS
(Cost $4,328,819)		4,794,298

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.12%
FGLMC Single Family - 0.01%
Pool FHR 2106, IO, 7.86%, 12/15/2028 (d)	18,962	2,299

FHA Project Loans - 7.67%
Pool Robin Ridge, 5.75%, 01/01/2035 (e) (f)	92,105	91,684

CCM Alternative Income Fund

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
Pool 023-98146, 6.51%, 07/01/2047 (e) (f)	$1,746,039	$1,758,298
Pool A35272, 6.95%, 11/01/2025 (e) (f)	135,391	134,897
		1,984,879

FNMA Multifamily - 1.26%
Pool 464296, 5.86%, 01/01/2028	304,952	326,164

GNMA Multifamily - 1.61%
Pool 699710, 5.43%, 07/15/2044	368,344	368,236
Pool 2010-68, IO, 6.42%, 06/20/2040 (d)	265,505	47,133
		415,369

Small Business Administration - 0.06%
Pool 2008-20C, 5.49%, 03/01/2028	13,637	14,339

USDA Loan - 6.51%
Pool Ryze, 5.25%, 06/25/2038	734,580	842,930
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	767,645	841,493
		1,684,423
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,511,893)		4,427,473

	Shares
PREFERRED STOCK - 6.89%
Consumer Discretionary - 0.90%
Qurate Retail, 8.000%, 03/15/2031	2,500	233,150

Financials - 5.99%
AGNC Investment Corp., 6.125%, ICE LIBOR USD 3 Month + 4.697% (c) (d) (g)	14,000	327,740
Franklin BSP Realty Trust, 7.500% (c) (g)	15,100	348,961
Synovus Financial Corp., 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (d) (g)	17,000	453,390
Two Harbors Investment Corp., 7.250%, ICE LIBOR USD 3 Month + 5.011% (c) (d) (g)	18,000	418,680
		1,548,771
TOTAL PREFERRED STOCK
(Cost $1,505,221)		1,781,921

	Principal Amount
ASSET-BACKED SECURITIES - 4.55%
Other Asset-Backed Securities - 4.55%
Dividend Solar Loans
3.67%, 08/22/2039 (h)	$276,409	281,645
HSI Asset Securitization Corp Trust
0.97%, ICE LIBOR USD 1 Month + 0.780%, 11/25/2035 (d)	138,728	137,871
Mill City Solar Loan
4.34%, 03/20/2043 (h)	327,761	340,359
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (h)	56,461	57,389
4.01%, 06/22/2043 (h)	63,280	65,191
TES
4.33%, 10/20/2047 (h)	288,793	294,198
TOTAL ASSET-BACKED SECURITIES
(Cost $1,107,099)		1,176,653

(Unaudited)

	Shares	Value
EXCHANGE - TRADED FUNDS - 3.03%
Global X S&P 500 Covered Call ETF	6,000	$288,120
SPDR Blackstone Senior Loan ETF	11,000	495,990
TOTAL EXCHANGE - TRADED FUNDS
(Cost $799,824)		784,110

CLOSED-END FUND - 2.05%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (a)	57,000	530,100
TOTAL CLOSED-END FUND
(Cost $409,761)		530,100

	Principal Amount
CORPORATE BONDS - 1.86%
Consumer Discretionary - 1.86%
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	$250,000	258,061
Salvation Army
5.68%, 09/01/2031	100,000	119,600
YMCA of Greater New York
4.27%, 08/01/2024	100,000	103,973
TOTAL CORPORATE BONDS
(Cost $451,244)		481,634

	Shares
SHORT-TERM INVESTMENT - 3.03%
Money Market Fund - 3.03%
First American Government Obligations Fund, Cl Z, 0.02%, (i)	784,425	784,425
TOTAL SHORT-TERM INVESTMENT
(Cost $784,425)		784,425

Total Investments (Cost $26,397,683) - 109.84%		$28,413,526
Liabilities in Excess of Other Assets, Net - (9.84)%		(2,545,085)
NET ASSETS - 100.00%		$25,868,441

CCM Alternative Income Fund

A list of the open futures contracts held by the Fund at February 28, 2022 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	(3)	Mar-2022	$(318,575)	$(306,675)	$11,900
S&P 500 Index E-MINI	(7)	Mar-2022	(1,585,625)	(1,528,800)	56,825
U.S. 2-Year Treasury Note	(12)	Apr-2022	(2,619,900)	(2,591,719)	28,181
U.S. 5-Year Interest Rate Swap	(8)	Mar-2022	(793,610)	(777,312)	16,298
U.S. 5-Year Treasury Note	(15)	Apr-2022	(1,821,767)	(1,779,023)	42,744
U.S. 10-Year Interest Rate Swap	(9)	Mar-2022	(921,288)	(882,562)	38,726
U.S. 10-Year Treasury Note	(7)	Mar-2022	(915,848)	(892,172)	23,676
U.S. Long Treasury Bond	(5)	Mar-2022	(820,771)	(772,969)	47,802
			$(9,797,384)	$(9,531,232)	$266,152

(a)	All or a portion of the shares have been committed as collateral for futures contracts.
(b)	Security is considered to be a Master Limited Partnership. At February 28, 2022, these securities amounted to $1,707,650 or 6.60% of total net assets.
(c)	REIT - Real Estate Investment Trust.
(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Level 3 security in accordance with fair value hierarchy.
(f)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2022 is $1,984,879, which represents 7.67% of total net assets.

(g)	Perpetual security with no stated maturity date.
(h)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2022, these securities amounted to $1,038,782, which represents 4.02% of total net assets.

(i)	The rate shown is the 7-day effective yield as of February 28, 2022.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FHR — Family Housing Resources, Inc.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only
LIBOR— London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's

(Unaudited)

Ser — Series
SPDR — Standard & Poor's Depository Receipt
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
US Treas — United States Treasury

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at February 28, 2022:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$13,652,912	$—	$—		$13,652,912
Municipal Bonds	—	4,794,298	—		4,794,298
U.S. Government & Agency Obligations	—	2,442,594	1,984,879		4,427,473
Preferred Stock	1,432,960	348,961	—		1,781,921
Asset-Backed Securities	—	1,176,653	—		1,176,653
Exchange - Traded Funds	784,110	—	—		784,110
Closed-End Fund	530,100	—	—		530,100
Corporate Bonds	—	481,634	—		481,634
Short-Term Investment	784,425	—	—		784,425
Total Investments in Securities	$17,184,507	$9,244,140	$1,984,879	*	$28,413,526

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts**
Unrealized Appreciation	$266,152	$—	$—	$266,152
Total Other Financial Instruments	$266,152	$—	$—	$266,152

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation on the instrument.

CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$2,080,712
Accrued discounts/premiums	(1,127)
Realized gain/(loss)	(1,093)
Change in unrealized appreciation/(depreciation)	(50,637)
Purchases	—
Sales	(42,976)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2022	$1,984,879
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(50,637)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2021	$24,763
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	140
Purchases	—
Sales	(24,903)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2022	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$140

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations — FHA Project Loans	$1,984,879	Matrix Pricing	Structure Average Life Years Spread to Benchmark	2 out of lockout with remaining maturity term ranges 0.15 years. The remaining FHA Security has a lockout of 0.33 Years. 0.15-1.29 (0.53) Years N+255 - N+334 (N+281)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2022, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Community Impact Bond Fund

Schedule of Investments February 28, 2022

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.37%
FGLMC Single Family - 9.08%
Pool QN8332, 2.00%, 11/01/2036	$375,105	$374,119
Pool QB3154, 2.00%, 09/01/2050	2,936,771	2,822,954
Pool QB3835, 2.00%, 09/01/2050	3,594,438	3,455,468
Pool QB3978, 2.00%, 09/01/2050	3,682,276	3,543,335
Pool RA3677, 2.00%, 09/01/2050	1,813,607	1,745,297
Pool QB4065, 2.00%, 10/01/2050	1,516,286	1,458,437
Pool QB4506, 2.00%, 10/01/2050	3,919,472	3,771,071
Pool QB5044, 2.00%, 11/01/2050	2,551,087	2,452,069
Pool QB5903, 2.00%, 11/01/2050	1,467,538	1,410,319
Pool QB6583, 2.00%, 12/01/2050	1,640,099	1,576,156
Pool QB7302, 2.00%, 01/01/2051	2,638,067	2,535,559
Pool QB8043, 2.00%, 01/01/2051	2,544,206	2,443,422
Pool QB8769, 2.00%, 02/01/2051	3,812,998	3,668,008
Pool QB9466, 2.00%, 03/01/2051	6,254,545	6,013,478
Pool RA4768, 2.00%, 03/01/2051	3,333,581	3,205,185
Pool RA4907, 2.00%, 03/01/2051	1,854,086	1,784,129
Pool RA4957, 2.00%, 03/01/2051	2,256,973	2,171,153
Pool QC0480, 2.00%, 04/01/2051	3,995,775	3,841,245
Pool QC1370, 2.00%, 04/01/2051	3,296,610	3,169,546
Pool RA5067, 2.00%, 04/01/2051	1,740,016	1,672,574
Pool QC2682, 2.00%, 06/01/2051	759,312	730,574
Pool QC3549, 2.00%, 06/01/2051	938,372	901,765
Pool QC4340, 2.00%, 07/01/2051	3,498,348	3,360,472
Pool RA5570, 2.00%, 07/01/2051	2,177,008	2,091,688
Pool RA5594, 2.00%, 07/01/2051	1,932,896	1,857,392
Pool QC5139, 2.00%, 08/01/2051	4,390,453	4,228,107
Pool QC6098, 2.00%, 08/01/2051	1,382,367	1,334,246
Pool RA5698, 2.00%, 08/01/2051	2,292,860	2,202,703
Pool QC6906, 2.00%, 09/01/2051	2,938,195	2,834,700
Pool QC8223, 2.00%, 10/01/2051	3,279,751	3,165,051
Pool QC9420, 2.00%, 10/01/2051	1,790,474	1,728,174
Pool RA6095, 2.00%, 10/01/2051	2,124,128	2,051,918
Pool QD1137, 2.00%, 11/01/2051	1,614,329	1,557,140
Pool QD2417, 2.00%, 12/01/2051	635,967	613,529
Pool QD5482, 2.00%, 01/01/2052	1,039,569	998,655
Pool QD6359, 2.00%, 02/01/2052	1,307,206	1,260,019
Pool QD7968, 2.00%, 02/01/2052	2,748,059	2,640,578
Pool SB8112, 2.50%, 07/01/2036	3,328,862	3,373,466
Pool RA2477, 2.50%, 04/01/2050	1,087,421	1,077,485
Pool RA2531, 2.50%, 05/01/2050	2,374,030	2,357,652
Pool RA2532, 2.50%, 05/01/2050	799,586	791,004
Pool RA2612, 2.50%, 05/01/2050	5,657,074	5,600,164
Pool QB0264, 2.50%, 06/01/2050	860,985	853,188
Pool QB0406, 2.50%, 06/01/2050	669,401	661,834
Pool QB0768, 2.50%, 07/01/2050	162,496	160,531
Pool QB0769, 2.50%, 07/01/2050	1,591,909	1,576,664
Pool QB0821, 2.50%, 07/01/2050	639,045	631,446
Pool QB1534, 2.50%, 07/01/2050	1,076,615	1,064,354
Pool QB1536, 2.50%, 07/01/2050	899,588	889,251
Pool QB1680, 2.50%, 07/01/2050	997,604	985,833

(Unaudited)

	Principal
	Amount	Value
Pool RA3120, 2.50%, 07/01/2050	$2,868,939	$2,842,665
Pool QB2045, 2.50%, 08/01/2050	2,487,557	2,458,386
Pool QB2636, 2.50%, 08/01/2050	1,212,385	1,198,530
Pool QB2675, 2.50%, 08/01/2050	1,406,921	1,391,326
Pool QB2739, 2.50%, 08/01/2050	1,637,308	1,617,989
Pool RA3298, 2.50%, 08/01/2050	3,388,992	3,353,098
Pool RA3322, 2.50%, 08/01/2050	714,627	706,221
Pool RA3381, 2.50%, 08/01/2050	3,231,516	3,196,093
Pool QB3152, 2.50%, 09/01/2050	2,765,404	2,733,842
Pool QB3834, 2.50%, 09/01/2050	1,885,009	1,862,909
Pool QB3976, 2.50%, 09/01/2050	2,092,595	2,068,113
Pool RA3545, 2.50%, 09/01/2050	976,127	964,843
Pool QB4066, 2.50%, 10/01/2050	786,362	777,895
Pool QB4507, 2.50%, 10/01/2050	2,598,763	2,568,627
Pool QB5042, 2.50%, 11/01/2050	4,710,521	4,656,560
Pool QB5904, 2.50%, 11/01/2050	1,980,707	1,957,213
Pool QB7304, 2.50%, 01/01/2051	993,826	982,212
Pool QC1163, 2.50%, 04/01/2051	1,575,420	1,556,884
Pool QC1953, 2.50%, 05/01/2051	2,058,019	2,035,626
Pool QC2684, 2.50%, 06/01/2051	1,199,561	1,185,537
Pool QC3550, 2.50%, 07/01/2051	3,135,854	3,102,539
Pool QC4341, 2.50%, 07/01/2051	1,869,286	1,847,340
Pool QC5136, 2.50%, 08/01/2051	3,313,141	3,285,213
Pool QC6096, 2.50%, 08/01/2051	2,605,936	2,586,053
Pool QC6907, 2.50%, 09/01/2051	1,307,757	1,298,208
Pool QC8222, 2.50%, 10/01/2051	1,415,412	1,406,427
Pool QC9422, 2.50%, 10/01/2051	1,962,604	1,946,676
Pool QD1136, 2.50%, 11/01/2051	1,873,659	1,859,366
Pool QD2418, 2.50%, 12/01/2051	2,875,597	2,858,827
Pool QD4139, 2.50%, 12/01/2051	853,336	845,325
Pool QD4141, 2.50%, 12/01/2051	1,652,859	1,634,910
Pool RA6478, 2.50%, 12/01/2051	1,828,280	1,808,042
Pool QD4132, 2.50%, 01/01/2052	1,916,076	1,893,827
Pool QD6358, 2.50%, 02/01/2052	962,923	957,730
Pool QD7966, 2.50%, 02/01/2052	1,154,968	1,142,312
Pool RA6794, 2.50%, 02/01/2052	1,200,070	1,186,919
Pool QD8214, 2.50%, 03/01/2052	815,709	806,376
Pool Q16506, 3.00%, 02/01/2043	15,796	15,983
Pool Q40627, 3.00%, 05/01/2046	2,224,558	2,277,272
Pool Q41877, 3.00%, 07/01/2046	1,197,603	1,226,934
Pool Q43158, 3.00%, 09/01/2046	714,871	732,529
Pool Q44344, 3.00%, 11/01/2046	347,837	356,278
Pool Q44395, 3.00%, 11/01/2046	1,528,716	1,562,808
Pool Q45623, 3.00%, 01/01/2047	2,939,823	3,010,328
Pool QA2069, 3.00%, 08/01/2049	511,914	520,147
Pool QA2173, 3.00%, 08/01/2049	666,143	674,754
Pool QA2405, 3.00%, 09/01/2049	492,544	497,984
Pool QA3109, 3.00%, 09/01/2049	1,068,401	1,082,310
Pool QA3562, 3.00%, 10/01/2049	1,446,375	1,467,783
Pool QA4231, 3.00%, 11/01/2049	1,734,305	1,757,427
Pool QA4780, 3.00%, 11/01/2049	791,738	801,089
Pool RA1773, 3.00%, 11/01/2049	1,183,630	1,201,106
Pool QA5579, 3.00%, 12/01/2049	1,329,130	1,344,359
Pool QA5721, 3.00%, 01/01/2050	1,346,966	1,364,287

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool QA5900, 3.00%, 01/01/2050	$521,526	$529,364
Pool QA6535, 3.00%, 01/01/2050	1,516,262	1,533,082
Pool RA2089, 3.00%, 01/01/2050	514,987	520,909
Pool QA6834, 3.00%, 02/01/2050	575,406	581,799
Pool QA7417, 3.00%, 02/01/2050	1,327,270	1,342,057
Pool QA7634, 3.00%, 03/01/2050	1,482,489	1,501,717
Pool QA8482, 3.00%, 03/01/2050	1,650,379	1,675,135
Pool QB0265, 3.00%, 06/01/2050	575,744	582,366
Pool QB0757, 3.00%, 07/01/2050	975,279	988,424
Pool QB0816, 3.00%, 07/01/2050	535,824	542,535
Pool QB1681, 3.00%, 07/01/2050	805,534	817,052
Pool QB2046, 3.00%, 08/01/2050	1,700,974	1,726,484
Pool QB2674, 3.00%, 08/01/2050	1,390,749	1,407,309
Pool QB3153, 3.00%, 09/01/2050	1,854,270	1,880,205
Pool SD8108, 3.00%, 11/01/2050	15,143,199	15,311,362
Pool SD8152, 3.00%, 03/01/2052	1,328,571	1,344,233
Pool Q07121, 3.50%, 04/01/2042	26,247	27,069
Pool Q07398, 3.50%, 04/01/2042	46,253	47,928
Pool Q37430, 3.50%, 11/01/2045	80,148	83,660
Pool Q38376, 3.50%, 01/01/2046	648,044	679,139
Pool Q39359, 3.50%, 03/01/2046	1,073,839	1,125,333
Pool Q40641, 3.50%, 05/01/2046	435,758	456,658
Pool Q45628, 3.50%, 01/01/2047	2,347,671	2,462,314
Pool Q47221, 3.50%, 03/01/2047	565,974	588,682
Pool Q48279, 3.50%, 05/01/2047	653,278	679,364
Pool Q49035, 3.50%, 06/01/2047	546,011	566,624
Pool Q49605, 3.50%, 07/01/2047	310,445	321,034
Pool Q50514, 3.50%, 08/01/2047	53,491	55,232
Pool Q50393, 3.50%, 09/01/2047	1,470,599	1,527,677
Pool Q50943, 3.50%, 09/01/2047	376,030	387,794
Pool Q51685, 3.50%, 10/01/2047	1,238,018	1,287,874
Pool V83539, 3.50%, 10/01/2047	1,102,416	1,149,942
Pool Q52610, 3.50%, 11/01/2047	1,366,873	1,427,382
Pool V83815, 3.50%, 12/01/2047	899,054	934,772
Pool Q53325, 3.50%, 01/01/2048	952,142	984,442
Pool Q54012, 3.50%, 01/01/2048	1,232,331	1,276,471
Pool Q54511, 3.50%, 02/01/2048	1,287,300	1,331,900
Pool Q54585, 3.50%, 02/01/2048	871,250	902,096
Pool Q54876, 3.50%, 03/01/2048	413,339	426,889
Pool Q55002, 3.50%, 03/01/2048	1,417,708	1,467,410
Pool Q62396, 3.50%, 04/01/2049	237,628	245,702
Pool QA2070, 3.50%, 08/01/2049	443,862	459,284
Pool QA2301, 3.50%, 08/01/2049	404,891	417,810
Pool QA3110, 3.50%, 09/01/2049	798,134	824,305
Pool QA3982, 3.50%, 10/01/2049	698,555	721,200
Pool QA4885, 3.50%, 11/01/2049	414,072	427,541
Pool QA6536, 3.50%, 01/01/2050	698,485	721,781
Pool QA7418, 3.50%, 02/01/2050	747,006	771,432
Pool Q39374, 4.00%, 03/01/2046	49,646	52,155
Pool Q47223, 4.00%, 03/01/2047	481,906	510,146
Pool Q47775, 4.00%, 04/01/2047	675,472	713,668
Pool Q48287, 4.00%, 05/01/2047	1,374,137	1,451,419
Pool Q48819, 4.00%, 06/01/2047	1,618,818	1,707,902
Pool Q49040, 4.00%, 06/01/2047	2,578,239	2,712,644

(Unaudited)

	Principal
	Amount	Value
Pool Q49606, 4.00%, 07/01/2047	$1,579,766	$1,656,343
Pool Q49898, 4.00%, 08/01/2047	384,981	403,505
Pool Q50396, 4.00%, 08/01/2047	59,186	62,420
Pool Q50397, 4.00%, 08/01/2047	1,898,012	1,992,276
Pool Q50951, 4.00%, 09/01/2047	793,872	833,908
Pool Q51686, 4.00%, 10/01/2047	775,030	814,865
Pool V83540, 4.00%, 10/01/2047	663,438	698,709
Pool Q53883, 4.00%, 01/01/2048	525,773	552,021
Pool Q54464, 4.00%, 02/01/2048	651,257	684,071
Pool Q54586, 4.00%, 02/01/2048	2,801,867	2,949,270
Pool Q54877, 4.00%, 02/01/2048	553,673	582,223
Pool Q55004, 4.00%, 03/01/2048	1,086,319	1,143,295
Pool Q55631, 4.00%, 04/01/2048	1,361,449	1,442,728
Pool Q56253, 4.00%, 05/01/2048	1,336,852	1,414,986
Pool Q56469, 4.00%, 06/01/2048	433,992	456,311
Pool Q56900, 4.00%, 06/01/2048	1,118,687	1,180,125
Pool Q57029, 4.00%, 07/01/2048	652,586	684,792
Pool Q57388, 4.00%, 07/01/2048	597,670	627,053
Pool Q57694, 4.00%, 08/01/2048	456,094	479,600
Pool Q58271, 4.00%, 09/01/2048	483,255	507,407
Pool Q58366, 4.00%, 09/01/2048	197,722	207,284
Pool Q58774, 4.00%, 10/01/2048	789,544	829,086
Pool Q59058, 4.00%, 10/01/2048	414,493	434,170
Pool Q59686, 4.00%, 11/01/2048	344,267	360,544
Pool Q60213, 4.00%, 12/01/2048	581,361	610,303
Pool Q60598, 4.00%, 01/01/2049	316,165	330,534
Pool Q61151, 4.00%, 01/01/2049	740,833	777,924
Pool Q61387, 4.00%, 02/01/2049	618,595	650,782
Pool Q61800, 4.00%, 03/01/2049	788,246	826,864
Pool Q61986, 4.00%, 03/01/2049	1,226,472	1,283,187
Pool Q62397, 4.00%, 04/01/2049	658,361	688,887
Pool QA2406, 4.00%, 09/01/2049	527,070	556,552
Pool QA4064, 4.00%, 10/01/2049	457,027	478,103
Pool A91363, 4.50%, 03/01/2040	79,091	83,620
Pool A91756, 4.50%, 03/01/2040	96,009	101,522
Pool A93467, 4.50%, 08/01/2040	75,182	79,492
Pool Q01597, 4.50%, 05/01/2041	129,506	136,928
Pool Q02377, 4.50%, 07/01/2041	142,499	150,712
Pool Q47624, 4.50%, 04/01/2047	538,228	574,507
Pool Q48294, 4.50%, 05/01/2047	399,705	425,157
Pool Q49044, 4.50%, 07/01/2047	820,860	878,358
Pool Q49608, 4.50%, 07/01/2047	251,373	266,169
Pool Q49902, 4.50%, 08/01/2047	228,955	244,165
Pool Q55774, 4.50%, 04/01/2048	561,070	594,450
Pool Q56476, 4.50%, 05/01/2048	702,038	748,508
Pool Q56906, 4.50%, 06/01/2048	1,504,331	1,606,690
Pool Q57389, 4.50%, 07/01/2048	732,717	783,529
Pool Q57906, 4.50%, 08/01/2048	1,321,346	1,430,459
Pool Q58775, 4.50%, 09/01/2048	1,384,058	1,474,498
Pool Q59454, 4.50%, 11/01/2048	160,921	170,186
Pool Q60215, 4.50%, 11/01/2048	926,575	987,076
Pool Q61389, 4.50%, 02/01/2049	107,749	113,873
Pool A91364, 5.00%, 03/01/2040	164,868	178,061
Pool A92906, 5.00%, 07/01/2040	256,413	279,138

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool A56707, 5.50%, 01/01/2037	$60,088	$65,232
Pool A58653, 5.50%, 03/01/2037	52,095	56,572
Pool A68746, 5.50%, 10/01/2037	128,357	139,407
Pool A76192, 5.50%, 04/01/2038	200,983	218,466
Pool A76444, 5.50%, 04/01/2038	101,256	109,953
Pool A78742, 5.50%, 06/01/2038	538,834	598,981
Pool G06072, 6.00%, 06/01/2038	257,590	294,119
Pool G06073, 6.50%, 10/01/2037	503,435	570,231
		301,946,039

FHA Project Loans - 0.27%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,782,280	2,719,166
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,383,028	5,484,057
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	569,938	573,940
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	136,608	136,110
		8,913,273

FHMS Multifamily - 6.31%
Pool K-F100, 0.23%, (SOFR30A+0.180%), 01/25/2028 (c)	26,322,117	26,292,136
Pool K-F122, 0.24%, (SOFR30A+0.190%), 09/25/2031 (c)	4,000,000	3,986,196
Pool F118, 0.25%, (SOFR30A+0.200%), 07/25/2028 (c)	4,628,000	4,622,451
Pool F116, 0.26%, (SOFR30A+0.210%), 06/25/2028 (c)	13,937,000	13,920,660
Pool F113, 0.28%, (SOFR30A+0.230%), 05/25/2028 (c)	11,356,399	11,356,399
Pool KF97, 0.30%, (SOFR30A+0.250%), 12/25/2030 (c)	3,785,724	3,773,978
Pool F105, 0.30%, (SOFR30A+0.250%), 02/25/2031 (c)	14,205,000	14,145,197
Pool KF131, 0.38%, (SOFR30A+0.330%), 01/25/2032 (c)	1,090,000	1,090,000
Pool KJ33, 0.44%, 12/25/2025	2,531,241	2,473,537
Pool KF36, 0.45%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024 (c)	1,924,188	1,925,989
Pool Q012, 0.58%, 08/25/2025	2,833,386	2,756,211
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,410,295
Pool P003, 0.83%, 02/25/2031	6,273,648	5,822,056
Pool KG04, 0.85%, 06/25/2030	8,910,086	8,252,089
Pool K123, 0.93%, 06/25/2030	2,872,839	2,699,051
Pool K124, 0.96%, 08/25/2030	2,818,336	2,645,865
Pool Q012, 1.01%, 08/25/2030	4,599,991	4,282,192
Pool P009, 1.13%, 01/25/2031	26,124,022	25,034,520
Pool WA4405, 1.15%, 05/01/2027	3,158,316	3,092,100
Pool K131, 1.16%, 01/25/2031	3,969,377	3,730,142
Pool P011, 1.20%, 09/25/2031	813,080	775,070
Pool WN1107, 1.27%, 08/01/2026	10,500,000	10,161,326
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	7,368,548
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,599,503
Pool K109, 1.56%, 04/25/2030	1,500,000	1,422,624
Pool Q014, 1.56%, 01/25/2036	2,723,187	2,579,234
Pool K741, 1.60%, 12/25/2027	20,000,000	19,400,842
Pool 2021-ML08, 1.88%, 07/25/2037	1,387,616	1,305,388
Pool 2021-ML08, 1.90%, 11/25/2037	1,782,748	1,682,812
Pool WA1102, 1.92%, 12/01/2028	1,004,901	983,428
Pool WN0034, 1.94%, 04/01/2037	844,762	772,885
Pool K747, 2.05%, 11/25/2028 (c)	9,000,000	8,907,645
Pool K137, 2.35%, 11/25/2031 (c)	3,500,000	3,489,299
Pool K094, 2.70%, 04/25/2029	3,895,196	4,001,356
		209,761,024

(Unaudited)

	Principal
	Amount	Value
FNMA Multifamily - 9.52%
Pool BS1397, 0.29%, (SOFR30A+0.240%), 03/01/2031 (c)	$7,970,000	$7,966,810
Pool BS1398, 0.29%, (SOFR30A+0.240%), 03/01/2031 (c)	1,930,000	1,929,227
Pool BS1399, 0.29%, (SOFR30A+0.240%), 03/01/2031 (c)	9,120,000	9,116,349
Pool BL4132, 0.31%, (SOFR30A+0.260%), 04/01/2031 (c)	12,880,000	12,875,549
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,297,797
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,713,023
Pool BS1033, 1.02%, 02/01/2028	7,377,322	7,232,701
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,261,377
Pool BL8108, 1.19%, 09/01/2032	2,906,090	2,639,696
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,531,368
Pool BL7892, 1.24%, 08/01/2030	6,294,439	5,868,429
Pool BL7247, 1.25%, 06/01/2030	3,069,583	2,870,647
Pool BL7686, 1.28%, 08/01/2030	2,901,428	2,713,854
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,321,007
Pool BL7898, 1.31%, 08/01/2032	8,100,000	7,319,116
Pool BL8103, 1.32%, 12/01/2030	7,042,458	6,571,235
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,601,356
Pool BL8013, 1.36%, 08/01/2035	4,261,040	3,757,409
Pool BL8014, 1.36%, 08/01/2035	3,934,766	3,469,699
Pool BS0025, 1.38%, 12/01/2030	7,802,086	7,312,646
Pool M1S, 1.38%, 12/25/2030 (c)	13,550,000	12,502,155
Pool BS0596, 1.38%, 01/01/2031	200,000	185,517
Pool BL7636, 1.41%, 07/01/2032	1,100,000	1,007,557
Pool BL7257, 1.44%, 06/01/2032	403,409	374,927
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,921,301
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,245,720
Pool BL6827, 1.50%, 06/01/2032	6,116,053	5,757,945
Pool BS1482, 1.61%, 03/01/2031	1,472,155	1,401,966
Pool BS0391, 1.63%, 01/01/2033	4,621,000	4,350,138
Pool BL7351, 1.65%, 07/01/2030	655,000	626,476
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,480,208
Pool BS4667, 1.71%, 03/01/2029 (a) (b)	3,655,000	3,575,899
Pool BL7338, 1.81%, 07/01/2032	1,740,972	1,668,961
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,541,733
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,491,206
Pool BL6240, 1.94%, 03/01/2030	750,000	733,530
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,943,784
Pool AN2159, 2.06%, 12/01/2022	1,360,130	1,359,409
Pool BL6159, 2.06%, 03/01/2030	1,797,611	1,779,272
Pool BL5261, 2.18%, 03/01/2030	1,921,971	1,918,715
Pool AM1491, 2.24%, 11/01/2022	1,587,362	1,591,898
Pool AN1684, 2.30%, 06/01/2023	2,527,165	2,545,189
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,471,652
Pool AM1114, 2.34%, 11/01/2022	1,009,718	1,012,862
Pool BL5452, 2.41%, 01/01/2030	3,358,304	3,404,755
Pool BL4589, 2.45%, 10/01/2029	6,362,641	6,469,600
Pool AM2198, 2.48%, 01/01/2023	88,155	88,611
Pool BL4134, 2.52%, 02/01/2034	664,472	673,627
Pool AN3584, 2.53%, 11/01/2028	995,777	1,016,186
Pool AN1381, 2.56%, 08/01/2026	867,344	886,525
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,311,454
Pool AN1428, 2.69%, 04/01/2026	556,473	570,760
Pool AM9007, 2.78%, 05/01/2025	458,343	469,947

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool AM8561, 2.82%, 04/01/2025	$3,905,531	$4,006,791
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,850,064
Pool AN0876, 2.85%, 02/01/2026	1,331,199	1,372,230
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,238,549
Pool 471460, 2.88%, 06/01/2022	814,606	814,204
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,587,245
Pool AN5781, 2.96%, 06/01/2029	458,680	479,204
Pool AN8458, 2.97%, 02/01/2025	4,835,898	4,947,592
Pool AN5536, 2.97%, 05/01/2027	3,152,285	3,288,943
Pool BL2741, 2.97%, 06/01/2029	3,350,439	3,513,737
Pool AN6926, 3.00%, 11/01/2032	969,321	1,018,677
Pool BL4558, 3.00%, 11/01/2035	826,244	855,766
Pool AN7354, 3.03%, 11/01/2027	2,578,431	2,698,981
Pool AN5273, 3.06%, 05/01/2027	389,001	407,553
Pool AN6579, 3.06%, 09/01/2027	1,406,247	1,447,233
Pool AN5758, 3.09%, 06/01/2027	1,450,328	1,487,163
Pool BL2603, 3.10%, 05/01/2029	5,513,364	5,824,072
Pool AN4301, 3.15%, 01/01/2027	482,878	506,097
Pool AN8567, 3.15%, 03/01/2028	7,131,207	7,520,590
Pool AN4045, 3.15%, 01/01/2029	6,292,047	6,593,519
Pool AN8521, 3.19%, 03/01/2028	2,423,683	2,551,549
Pool AN9141, 3.20%, 05/01/2025	1,273,737	1,296,267
Pool AN6262, 3.20%, 08/01/2027	497,347	524,714
Pool AN6232, 3.20%, 08/01/2029	4,906,146	5,205,009
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,320,266
Pool AN4133, 3.21%, 01/01/2033	226,659	242,266
Pool AM8227, 3.21%, 03/01/2033	87,766	93,233
Pool AM9393, 3.23%, 07/01/2025	886,562	922,540
Pool AN5792, 3.30%, 04/01/2034	904,353	974,304
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,340,389
Pool AM9780, 3.31%, 03/01/2031	368,798	374,853
Pool BL2249, 3.32%, 04/01/2029	789,992	838,118
Pool AM6620, 3.34%, 08/01/2024	520,565	520,116
Pool BL2377, 3.34%, 05/01/2031	2,836,410	3,035,054
Pool AN8814, 3.36%, 04/01/2028	937,939	998,979
Pool AN4505, 3.36%, 02/01/2032	952,807	1,027,292
Pool AM3973, 3.37%, 07/01/2023	3,108,188	3,100,665
Pool AN5418, 3.40%, 05/01/2033	750,000	812,049
Pool AN9534, 3.45%, 06/01/2025	2,350,537	2,436,179
Pool BL0478, 3.57%, 10/01/2025	1,989,622	2,042,114
Pool AN4171, 3.79%, 01/01/2035	781,827	783,200
Pool AN9844, 3.80%, 07/01/2030	776,107	854,516
Pool AM9376, 3.83%, 07/01/2045	447,281	481,683
Pool AN0360, 3.95%, 12/01/2045	100,000	109,738
Pool AN4676, 4.10%, 03/01/2047	1,242,451	1,372,325
Pool AM5197, 4.20%, 01/01/2030	378,215	424,536
Pool 468251, 4.76%, 06/01/2026	544,020	583,289
Pool 466907, 5.13%, 03/01/2026	347,633	373,303
Pool 465394, 5.20%, 03/01/2026	467,830	503,350
Pool 463895, 5.25%, 10/01/2025	327,517	351,599
Pool 874487, 5.52%, 05/01/2025	417,523	421,317
Pool 874481, 5.75%, 04/01/2022	2,930,005	2,929,720
Pool 387005, 5.95%, 06/01/2022	282,174	282,028
Pool 873949, 5.95%, 09/01/2024	1,057,601	1,057,601

(Unaudited)

	Principal
	Amount	Value
Pool 463839, 5.96%, 11/01/2027	$577,574	$617,947
Pool 467914, 6.10%, 04/01/2041	470,086	533,651
Pool 463997, 6.12%, 12/01/2027	882,253	951,174
Pool 464836, 6.23%, 03/01/2028	1,505,845	1,669,736
Pool 465260, 6.33%, 06/01/2028	1,367,524	1,482,565
Pool 464254, 6.34%, 11/01/2027	2,359,719	2,555,160
Pool 464969, 6.34%, 04/01/2028	2,406,506	2,718,123
Pool 464632, 6.50%, 02/01/2028	429,109	480,974
Pool 465588, 6.55%, 07/01/2028	523,457	589,975
Pool 466756, 6.59%, 12/01/2028	1,602,818	1,747,769
Pool 464573, 6.72%, 02/01/2040	2,110,683	2,314,259
Pool 466595, 6.78%, 11/01/2025	3,343,412	3,644,561
Pool 469854, 8.26%, 12/01/2026	1,515,015	1,786,040
		316,483,085

FNMA Single Family - 16.94%
Pool BU1090, 1.50%, 10/01/2036	329,689	322,408
Pool MA4497, 2.00%, 12/01/2036	7,137,502	7,094,067
Pool BQ1545, 2.00%, 09/01/2050	3,488,088	3,356,591
Pool BQ1571, 2.00%, 09/01/2050	5,001,013	4,807,342
Pool BQ1603, 2.00%, 09/01/2050	1,955,936	1,880,537
Pool BQ2362, 2.00%, 09/01/2050	3,704,563	3,564,400
Pool BQ3064, 2.00%, 09/01/2050	2,881,311	2,771,352
Pool CA7182, 2.00%, 09/01/2050	1,971,258	1,897,001
Pool BP7434, 2.00%, 10/01/2050	1,099,387	1,057,780
Pool BQ3112, 2.00%, 10/01/2050	1,964,383	1,889,375
Pool BQ4812, 2.00%, 10/01/2050	3,460,329	3,326,601
Pool BQ4876, 2.00%, 10/01/2050	2,406,497	2,315,698
Pool CA7287, 2.00%, 10/01/2050	2,170,959	2,089,334
Pool BQ5814, 2.00%, 11/01/2050	2,254,363	2,168,491
Pool BQ7638, 2.00%, 11/01/2050	2,289,587	2,202,611
Pool CA7661, 2.00%, 11/01/2050	2,787,843	2,682,651
Pool CA8322, 2.00%, 12/01/2050	2,217,076	2,133,421
Pool BR0679, 2.00%, 01/01/2051	3,688,359	3,547,326
Pool BR1282, 2.00%, 01/01/2051	2,210,745	2,127,049
Pool BQ4492, 2.00%, 02/01/2051	1,170,526	1,125,306
Pool BR3230, 2.00%, 02/01/2051	4,695,689	4,515,919
Pool CA9082, 2.00%, 02/01/2051	3,314,746	3,187,011
Pool BR4749, 2.00%, 03/01/2051	1,732,276	1,664,456
Pool BR5454, 2.00%, 03/01/2051	8,086,452	7,774,778
Pool BR7691, 2.00%, 04/01/2051	8,780,323	8,440,923
Pool BR9146, 2.00%, 05/01/2051	1,998,601	1,921,308
Pool CB0668, 2.00%, 05/01/2051	2,335,873	2,245,236
Pool BT0121, 2.00%, 06/01/2051	1,398,024	1,343,957
Pool BT1268, 2.00%, 07/01/2051	3,063,280	2,944,030
Pool BT1347, 2.00%, 07/01/2051	4,292,423	4,123,528
Pool BR2232, 2.00%, 08/01/2051	793,973	766,552
Pool BT2780, 2.00%, 08/01/2051	6,520,340	6,263,361
Pool BT7189, 2.00%, 08/01/2051	4,264,123	4,111,699
Pool BT9013, 2.00%, 08/01/2051	1,465,789	1,416,086
Pool BT7259, 2.00%, 09/01/2051	5,816,435	5,613,341
Pool BT7351, 2.00%, 10/01/2051	6,241,684	6,025,456
Pool BU1092, 2.00%, 10/01/2051	4,480,426	4,325,906
Pool BU2995, 2.00%, 10/01/2051	1,298,613	1,252,436
Pool BU3147, 2.00%, 10/01/2051	483,828	467,117

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool CB1941, 2.00%, 10/01/2051	$9,352,615	$9,025,969
Pool BU1004, 2.00%, 11/01/2051	3,441,232	3,320,349
Pool BU7796, 2.00%, 11/01/2051	1,636,694	1,580,715
Pool BU5889, 2.00%, 12/01/2051	2,058,574	1,986,991
Pool BU9860, 2.00%, 01/01/2052	1,258,517	1,212,087
Pool BU9861, 2.00%, 01/01/2052	2,279,974	2,197,670
Pool BT2173, 2.00%, 02/01/2052	2,167,023	2,082,267
Pool BV3015, 2.00%, 02/01/2052	2,407,266	2,320,180
Pool BV3016, 2.00%, 02/01/2052	1,450,996	1,398,764
Pool BV3213, 2.00%, 02/01/2052	1,724,613	1,664,857
Pool BV4124, 2.00%, 02/01/2052	1,402,864	1,347,669
Pool BV4125, 2.00%, 02/01/2052	690,133	663,127
Pool CB2791, 2.00%, 02/01/2052	9,360,535	9,037,928
Pool BP5424, 2.50%, 05/01/2050	1,041,231	1,030,888
Pool CA5693, 2.50%, 05/01/2050	1,464,485	1,449,193
Pool BP5447, 2.50%, 06/01/2050	796,022	786,930
Pool BP5470, 2.50%, 06/01/2050	463,526	458,048
Pool BP5498, 2.50%, 06/01/2050	914,800	905,662
Pool BP8732, 2.50%, 06/01/2050	1,931,471	1,911,191
Pool CA6159, 2.50%, 06/01/2050	1,430,774	1,416,497
Pool BP8742, 2.50%, 07/01/2050	834,452	825,789
Pool BP8759, 2.50%, 07/01/2050	1,815,959	1,797,406
Pool BP8789, 2.50%, 07/01/2050	971,679	960,730
Pool BP8814, 2.50%, 07/01/2050	846,108	836,770
Pool BP9533, 2.50%, 07/01/2050	1,760,552	1,741,253
Pool BP9534, 2.50%, 07/01/2050	1,912,658	1,892,557
Pool BP9566, 2.50%, 07/01/2050	325,759	322,335
Pool BP9596, 2.50%, 08/01/2050	676,401	668,748
Pool BP9598, 2.50%, 08/01/2050	547,349	541,820
Pool BQ0192, 2.50%, 08/01/2050	1,497,448	1,479,928
Pool BQ0210, 2.50%, 08/01/2050	1,921,241	1,899,871
Pool BQ0228, 2.50%, 08/01/2050	1,911,316	1,889,194
Pool BQ0248, 2.50%, 08/01/2050	1,363,555	1,347,539
Pool CA6683, 2.50%, 08/01/2050	3,402,319	3,371,238
Pool BQ1546, 2.50%, 09/01/2050	3,096,438	3,061,138
Pool BQ1572, 2.50%, 09/01/2050	3,999,683	3,952,541
Pool BQ1604, 2.50%, 09/01/2050	2,445,225	2,420,625
Pool BQ2363, 2.50%, 09/01/2050	1,626,396	1,607,939
Pool BQ3065, 2.50%, 09/01/2050	2,908,160	2,877,072
Pool BQ3113, 2.50%, 10/01/2050	1,466,573	1,449,056
Pool BQ4813, 2.50%, 10/01/2050	3,041,651	3,004,625
Pool BQ4877, 2.50%, 10/01/2050	1,196,285	1,183,081
Pool CA7296, 2.50%, 10/01/2050	1,056,150	1,043,927
Pool BQ5815, 2.50%, 11/01/2050	4,257,237	4,207,005
Pool BQ7638, 2.50%, 11/01/2050	3,135,187	3,097,891
Pool CA7663, 2.50%, 11/01/2050	1,918,951	1,897,170
Pool BR2612, 2.50%, 02/01/2051	655,598	648,225
Pool BR5455, 2.50%, 03/01/2051	1,362,038	1,346,383
Pool BR7692, 2.50%, 04/01/2051	1,633,558	1,614,337
Pool BR9147, 2.50%, 05/01/2051	2,740,379	2,712,674
Pool BT0122, 2.50%, 06/01/2051	4,504,945	4,453,859
Pool BT1269, 2.50%, 07/01/2051	5,724,427	5,659,731
Pool BT2707, 2.50%, 07/01/2051	6,839,491	6,759,192
Pool BT2781, 2.50%, 08/01/2051	3,753,873	3,709,987

(Unaudited)

	Principal
	Amount	Value
Pool BT7190, 2.50%, 08/01/2051	$3,428,948	$3,403,845
Pool BT9012, 2.50%, 08/01/2051	726,742	722,204
Pool BT7260, 2.50%, 09/01/2051	2,563,035	2,544,398
Pool BU1031, 2.50%, 10/01/2051	3,280,312	3,260,507
Pool BU1093, 2.50%, 10/01/2051	3,724,301	3,702,966
Pool BU1005, 2.50%, 11/01/2051	5,705,980	5,676,975
Pool CB2073, 2.50%, 11/01/2051	14,480,947	14,419,297
Pool BU5890, 2.50%, 12/01/2051	5,041,942	5,013,320
Pool BU7797, 2.50%, 12/01/2051	1,327,675	1,320,480
Pool BU7877, 2.50%, 12/01/2051	1,631,856	1,614,135
Pool BU7879, 2.50%, 12/01/2051	1,074,542	1,064,455
Pool BU7880, 2.50%, 12/01/2051	1,098,695	1,089,044
Pool BU7876, 2.50%, 01/01/2052	2,607,845	2,577,563
Pool BU7878, 2.50%, 01/01/2052	2,045,073	2,023,868
Pool BU9862, 2.50%, 01/01/2052	1,543,832	1,525,959
Pool BU9863, 2.50%, 01/01/2052	1,467,002	1,454,760
Pool CB2518, 2.50%, 01/01/2052	3,948,820	3,905,311
Pool BT2174, 2.50%, 02/01/2052	1,194,102	1,181,525
Pool BV3017, 2.50%, 02/01/2052	1,242,108	1,231,559
Pool BV3018, 2.50%, 02/01/2052	1,777,548	1,766,999
Pool BV3214, 2.50%, 02/01/2052	781,645	777,430
Pool BV4126, 2.50%, 02/01/2052	478,264	472,727
Pool CB2792, 2.50%, 02/01/2052	3,848,245	3,824,929
Pool AB6333, 3.00%, 09/01/2042	417,050	429,859
Pool AP7482, 3.00%, 09/01/2042	65,320	66,986
Pool AP9712, 3.00%, 09/01/2042	76,491	78,632
Pool AB7486, 3.00%, 12/01/2042	694,091	714,312
Pool AR5591, 3.00%, 01/01/2043	34,934	35,982
Pool AT1983, 3.00%, 04/01/2043	520,763	535,577
Pool AB9496, 3.00%, 05/01/2043	24,156	24,539
Pool AR6415, 3.00%, 05/01/2043	222,848	228,164
Pool AT0343, 3.00%, 05/01/2043	35,191	36,212
Pool AS7134, 3.00%, 05/01/2046	689,578	707,371
Pool AS7340, 3.00%, 06/01/2046	1,842,227	1,889,802
Pool BC1141, 3.00%, 06/01/2046	334,084	342,219
Pool AS7521, 3.00%, 07/01/2046	1,143,183	1,172,693
Pool BD0472, 3.00%, 07/01/2046	331,655	335,337
Pool AS7816, 3.00%, 08/01/2046	2,246,102	2,299,324
Pool BC2796, 3.00%, 08/01/2046	1,255,778	1,284,654
Pool AS7899, 3.00%, 09/01/2046	1,043,319	1,068,485
Pool BD6343, 3.00%, 09/01/2046	352,119	358,620
Pool AS8079, 3.00%, 10/01/2046	1,739,890	1,782,653
Pool BC4722, 3.00%, 10/01/2046	508,361	519,699
Pool AS8290, 3.00%, 11/01/2046	1,445,142	1,479,721
Pool AS8463, 3.00%, 12/01/2046	2,135,426	2,189,172
Pool BC9073, 3.00%, 12/01/2046	1,961,406	2,005,914
Pool AS8650, 3.00%, 01/01/2047	3,931,980	4,002,787
Pool BD7042, 3.00%, 03/01/2047	369,132	374,136
Pool BN6614, 3.00%, 05/01/2049	221,413	223,962
Pool BN8885, 3.00%, 05/01/2049	312,497	317,043
Pool BN6722, 3.00%, 06/01/2049	534,190	541,424
Pool BN8907, 3.00%, 06/01/2049	279,470	283,465
Pool BN8921, 3.00%, 06/01/2049	87,001	87,981
Pool BO1800, 3.00%, 06/01/2049	1,242,781	1,259,652

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BO1272, 3.00%, 07/01/2049	$660,043	$671,452
Pool BO1283, 3.00%, 07/01/2049	564,759	572,892
Pool CA3873, 3.00%, 07/01/2049	789,128	799,263
Pool BN7692, 3.00%, 08/01/2049	569,165	575,866
Pool BN7703, 3.00%, 08/01/2049	2,503,258	2,537,302
Pool BO1314, 3.00%, 08/01/2049	1,183,982	1,201,483
Pool BO1318, 3.00%, 08/01/2049	997,882	1,011,695
Pool BO1324, 3.00%, 08/01/2049	1,941,082	1,969,808
Pool CA3957, 3.00%, 08/01/2049	1,666,591	1,689,718
Pool BO2209, 3.00%, 09/01/2049	1,057,997	1,072,005
Pool BO2957, 3.00%, 09/01/2049	944,229	956,888
Pool BO2962, 3.00%, 09/01/2049	1,577,766	1,601,078
Pool BO3017, 3.00%, 09/01/2049	1,679,156	1,702,450
Pool BO3200, 3.00%, 09/01/2049	716,721	724,762
Pool CA4244, 3.00%, 09/01/2049	279,690	282,791
Pool BO5402, 3.00%, 10/01/2049	1,630,950	1,654,470
Pool BO5431, 3.00%, 10/01/2049	954,069	967,839
Pool BO5441, 3.00%, 10/01/2049	1,003,899	1,018,742
Pool CA4331, 3.00%, 10/01/2049	2,740,815	2,780,586
Pool BO4660, 3.00%, 11/01/2049	1,685,557	1,707,485
Pool BO5348, 3.00%, 11/01/2049	2,148,334	2,179,628
Pool BO5477, 3.00%, 11/01/2049	1,174,040	1,188,058
Pool BO5487, 3.00%, 11/01/2049	1,291,779	1,308,531
Pool CA4531, 3.00%, 11/01/2049	4,213,280	4,275,425
Pool BO5371, 3.00%, 12/01/2049	763,544	774,439
Pool BO6215, 3.00%, 12/01/2049	459,220	465,431
Pool BO8900, 3.00%, 12/01/2049	736,983	745,923
Pool BO8936, 3.00%, 01/01/2050	1,296,494	1,314,569
Pool BO8980, 3.00%, 01/01/2050	633,051	642,111
Pool CA5097, 3.00%, 01/01/2050	655,695	663,133
Pool BO9005, 3.00%, 02/01/2050	960,643	974,175
Pool BP1309, 3.00%, 02/01/2050	872,242	882,963
Pool CA5237, 3.00%, 02/01/2050	1,915,400	1,939,276
Pool BP1374, 3.00%, 03/01/2050	1,516,677	1,536,734
Pool BP1467, 3.00%, 03/01/2050	1,403,944	1,419,572
Pool BP5412, 3.00%, 05/01/2050	501,659	511,180
Pool BP5425, 3.00%, 05/01/2050	217,646	220,249
Pool CA5694, 3.00%, 05/01/2050	2,958,055	2,993,868
Pool BP5448, 3.00%, 06/01/2050	125,675	127,110
Pool BP5471, 3.00%, 06/01/2050	177,454	179,431
Pool BP5499, 3.00%, 06/01/2050	375,337	379,909
Pool BP8733, 3.00%, 06/01/2050	656,313	664,387
Pool CA6160, 3.00%, 06/01/2050	564,178	570,599
Pool BP8743, 3.00%, 07/01/2050	352,329	357,909
Pool BP8760, 3.00%, 07/01/2050	207,328	209,880
Pool BP8790, 3.00%, 07/01/2050	839,917	849,377
Pool BP8815, 3.00%, 07/01/2050	670,114	681,479
Pool BP9535, 3.00%, 07/01/2050	540,317	546,828
Pool BP9536, 3.00%, 07/01/2050	1,050,699	1,069,852
Pool BP9567, 3.00%, 07/01/2050	733,193	743,000
Pool BP9597, 3.00%, 08/01/2050	571,413	577,800
Pool BQ0193, 3.00%, 08/01/2050	390,895	395,344
Pool BQ0211, 3.00%, 08/01/2050	525,079	531,490
Pool BQ0229, 3.00%, 08/01/2050	695,242	705,100

(Unaudited)

	Principal
	Amount	Value
Pool BQ0249, 3.00%, 08/01/2050	$773,368	$784,989
Pool BQ1573, 3.00%, 09/01/2050	2,292,269	2,323,193
Pool BV4127, 3.00%, 03/01/2052	910,955	923,481
Pool AS0092, 3.50%, 07/01/2043	124,486	130,791
Pool AU1769, 3.50%, 08/01/2043	149,481	156,311
Pool AX4858, 3.50%, 12/01/2044	166,700	174,642
Pool AX7551, 3.50%, 01/01/2045	118,458	123,822
Pool AY4388, 3.50%, 02/01/2045	134,253	139,271
Pool AS4536, 3.50%, 03/01/2045	99,970	104,902
Pool AX9585, 3.50%, 03/01/2045	781,696	815,753
Pool AY5019, 3.50%, 03/01/2045	100,333	104,153
Pool AS4738, 3.50%, 04/01/2045	374,330	392,773
Pool AY1387, 3.50%, 04/01/2045	122,903	127,748
Pool AS4913, 3.50%, 05/01/2045	540,733	566,727
Pool AY3458, 3.50%, 05/01/2045	262,949	275,199
Pool AY8252, 3.50%, 05/01/2045	9,360	9,650
Pool AY8271, 3.50%, 05/01/2045	87,894	92,208
Pool AS5117, 3.50%, 06/01/2045	476,651	500,173
Pool AZ2274, 3.50%, 06/01/2045	156,626	164,330
Pool AZ2316, 3.50%, 06/01/2045	68,533	71,070
Pool AS5351, 3.50%, 07/01/2045	119,590	125,522
Pool AZ0805, 3.50%, 07/01/2045	437,204	457,939
Pool AZ5686, 3.50%, 07/01/2045	85,648	89,777
Pool AS5579, 3.50%, 08/01/2045	107,860	113,207
Pool AZ5696, 3.50%, 08/01/2045	22,171	22,857
Pool AS5767, 3.50%, 09/01/2045	215,195	225,733
Pool AZ2904, 3.50%, 09/01/2045	136,588	143,049
Pool AZ9193, 3.50%, 09/01/2045	121,325	125,903
Pool AS5917, 3.50%, 10/01/2045	327,242	341,198
Pool AZ4755, 3.50%, 10/01/2045	112,666	118,001
Pool AS6127, 3.50%, 11/01/2045	340,809	357,505
Pool AS6309, 3.50%, 12/01/2045	246,330	258,402
Pool BC0066, 3.50%, 12/01/2045	186,519	195,325
Pool AS6467, 3.50%, 01/01/2046	968,161	1,012,977
Pool AS6616, 3.50%, 02/01/2046	642,328	673,539
Pool BC0223, 3.50%, 02/01/2046	828,228	867,417
Pool BC0226, 3.50%, 02/01/2046	121,983	127,213
Pool AS6785, 3.50%, 03/01/2046	1,026,674	1,075,965
Pool AS6956, 3.50%, 04/01/2046	1,488,763	1,561,557
Pool BC0801, 3.50%, 04/01/2046	469,577	491,778
Pool AS7135, 3.50%, 05/01/2046	104,706	108,008
Pool BC6041, 3.50%, 05/01/2046	492,057	513,281
Pool BD0456, 3.50%, 06/01/2046	51,170	52,749
Pool BC9068, 3.50%, 12/01/2046	323,583	337,211
Pool AS8635, 3.50%, 01/01/2047	2,440,341	2,544,480
Pool AS8808, 3.50%, 02/01/2047	1,615,331	1,692,398
Pool AS8918, 3.50%, 03/01/2047	2,804,786	2,924,202
Pool BD7046, 3.50%, 03/01/2047	2,975,497	3,101,565
Pool BE7198, 3.50%, 03/01/2047	324,659	335,779
Pool AS9380, 3.50%, 04/01/2047	1,158,165	1,214,788
Pool BH1139, 3.50%, 04/01/2047	157,064	162,580
Pool BH1158, 3.50%, 04/01/2047	356,120	368,735
Pool AS9548, 3.50%, 05/01/2047	1,162,475	1,207,549
Pool BD2416, 3.50%, 05/01/2047	1,126,478	1,178,771

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool AS9814, 3.50%, 06/01/2047	$1,082,101	$1,128,246
Pool BE3687, 3.50%, 06/01/2047	525,004	543,611
Pool BH5307, 3.50%, 06/01/2047	363,736	375,278
Pool AS9943, 3.50%, 07/01/2047	2,207,373	2,297,151
Pool BH5329, 3.50%, 07/01/2047	170,931	176,349
Pool BH2607, 3.50%, 08/01/2047	570,730	593,169
Pool CA0116, 3.50%, 08/01/2047	782,563	810,322
Pool BH2671, 3.50%, 09/01/2047	925,192	961,402
Pool BH5391, 3.50%, 09/01/2047	248,932	258,060
Pool CA0408, 3.50%, 09/01/2047	137,450	141,626
Pool BH4063, 3.50%, 10/01/2047	627,795	652,846
Pool BH9370, 3.50%, 10/01/2047	334,026	344,727
Pool CA0566, 3.50%, 10/01/2047	595,994	616,038
Pool BH5746, 3.50%, 11/01/2047	1,260,298	1,308,876
Pool CA0744, 3.50%, 11/01/2047	250,511	258,368
Pool BH7046, 3.50%, 12/01/2047	3,316,217	3,449,110
Pool BJ1663, 3.50%, 12/01/2047	1,124,763	1,160,868
Pool CA0918, 3.50%, 12/01/2047	848,179	879,932
Pool BH7097, 3.50%, 01/01/2048	1,675,680	1,740,406
Pool BJ4551, 3.50%, 01/01/2048	717,447	739,896
Pool BJ4562, 3.50%, 01/01/2048	564,169	586,556
Pool CA1074, 3.50%, 01/01/2048	1,964,998	2,041,465
Pool BH9270, 3.50%, 02/01/2048	1,336,063	1,384,458
Pool BJ4611, 3.50%, 02/01/2048	994,776	1,034,536
Pool BJ4612, 3.50%, 02/01/2048	324,134	335,829
Pool CA1243, 3.50%, 02/01/2048	3,344,416	3,490,010
Pool BJ0616, 3.50%, 03/01/2048	1,838,191	1,906,383
Pool BJ0652, 3.50%, 03/01/2048	930,602	969,544
Pool BK1959, 3.50%, 03/01/2048	897,125	927,453
Pool BK1960, 3.50%, 03/01/2048	413,769	428,053
Pool CA1415, 3.50%, 03/01/2048	2,144,149	2,224,078
Pool MA3574, 3.50%, 01/01/2049	3,629,539	3,750,796
Pool BN5245, 3.50%, 02/01/2049	609,659	633,085
Pool MA3597, 3.50%, 02/01/2049	2,748,884	2,840,693
Pool BN4385, 3.50%, 03/01/2049	189,200	194,915
Pool BN5344, 3.50%, 03/01/2049	769,802	796,425
Pool BN6235, 3.50%, 04/01/2049	79,050	81,584
Pool BN6245, 3.50%, 04/01/2049	47,049	48,508
Pool BN6283, 3.50%, 04/01/2049	361,522	373,590
Pool BN6567, 3.50%, 04/01/2049	831,781	860,712
Pool CA3399, 3.50%, 04/01/2049	1,111,300	1,148,801
Pool BN6299, 3.50%, 05/01/2049	665,850	688,089
Pool BN6619, 3.50%, 05/01/2049	770,389	795,945
Pool BN8886, 3.50%, 05/01/2049	2,073,463	2,144,883
Pool CA3556, 3.50%, 05/01/2049	1,675,879	1,734,311
Pool BN6735, 3.50%, 06/01/2049	875,338	904,077
Pool BN8911, 3.50%, 06/01/2049	1,367,603	1,415,841
Pool BN8922, 3.50%, 06/01/2049	703,575	729,692
Pool BN8930, 3.50%, 06/01/2049	1,168,408	1,206,806
Pool CA3738, 3.50%, 06/01/2049	1,039,056	1,083,263
Pool BO1273, 3.50%, 07/01/2049	1,056,207	1,092,542
Pool BO1284, 3.50%, 07/01/2049	1,426,492	1,481,657
Pool BO1315, 3.50%, 07/01/2049	643,077	664,310
Pool BO1795, 3.50%, 07/01/2049	623,102	643,475

(Unaudited)

	Principal
	Amount	Value
Pool CA3874, 3.50%, 07/01/2049	$427,466	$440,747
Pool BO1319, 3.50%, 08/01/2049	1,515,288	1,568,851
Pool BO1358, 3.50%, 08/01/2049	1,081,316	1,117,968
Pool BO2963, 3.50%, 09/01/2049	1,221,091	1,263,103
Pool BO5403, 3.50%, 10/01/2049	126,546	130,433
Pool BO5349, 3.50%, 11/01/2049	267,617	275,810
Pool BO5478, 3.50%, 11/01/2049	1,430,286	1,479,398
Pool BO5488, 3.50%, 11/01/2049	1,026,778	1,059,941
Pool BO5372, 3.50%, 12/01/2049	286,726	295,656
Pool BO8937, 3.50%, 01/01/2050	594,452	614,366
Pool BO9006, 3.50%, 02/01/2050	491,352	509,089
Pool BP1310, 3.50%, 02/01/2050	599,324	620,940
Pool BP1468, 3.50%, 03/01/2050	416,121	431,517
Pool AH0540, 4.00%, 12/01/2040	25,341	26,488
Pool AH2979, 4.00%, 01/01/2041	24,305	25,412
Pool AH5643, 4.00%, 01/01/2041	61,434	64,891
Pool AH5671, 4.00%, 02/01/2041	125,664	133,768
Pool AH8877, 4.00%, 04/01/2041	96,908	103,392
Pool AI9871, 4.00%, 09/01/2041	54,541	57,723
Pool AJ4024, 4.00%, 10/01/2041	83,564	89,241
Pool AU9998, 4.00%, 09/01/2043	62,208	66,219
Pool AS0716, 4.00%, 10/01/2043	253,439	269,631
Pool AU6721, 4.00%, 10/01/2043	89,626	95,553
Pool AV0191, 4.00%, 10/01/2043	37,306	38,970
Pool AV0214, 4.00%, 10/01/2043	48,183	50,371
Pool AS0929, 4.00%, 11/01/2043	166,032	176,616
Pool AU6999, 4.00%, 11/01/2043	683,974	731,242
Pool AU7007, 4.00%, 11/01/2043	149,055	159,367
Pool AS1368, 4.00%, 12/01/2043	57,216	61,334
Pool AV0670, 4.00%, 12/01/2043	103,001	109,887
Pool AS1427, 4.00%, 01/01/2044	143,620	152,214
Pool AV6342, 4.00%, 01/01/2044	102,259	107,691
Pool AS1671, 4.00%, 02/01/2044	39,620	41,812
Pool AV5020, 4.00%, 02/01/2044	211,978	226,667
Pool AS1877, 4.00%, 03/01/2044	16,932	17,702
Pool AV7087, 4.00%, 03/01/2044	221,903	237,272
Pool AW0985, 4.00%, 05/01/2044	75,152	80,356
Pool AW3597, 4.00%, 06/01/2044	150,932	161,378
Pool AW5358, 4.00%, 06/01/2044	51,605	54,582
Pool AS2826, 4.00%, 07/01/2044	87,328	93,616
Pool AW8968, 4.00%, 07/01/2044	42,337	44,742
Pool AS3009, 4.00%, 08/01/2044	136,209	145,641
Pool AS3493, 4.00%, 10/01/2044	246,404	262,222
Pool AX0902, 4.00%, 10/01/2044	50,075	53,415
Pool AX3165, 4.00%, 10/01/2044	23,553	24,632
Pool AS3951, 4.00%, 11/01/2044	16,185	16,911
Pool AX4856, 4.00%, 12/01/2044	73,726	78,758
Pool AX7550, 4.00%, 12/01/2044	111,653	116,733
Pool AY5025, 4.00%, 03/01/2045	318,953	337,965
Pool AY8277, 4.00%, 05/01/2045	54,423	57,012
Pool AZ5697, 4.00%, 08/01/2045	108,351	113,479
Pool AZ9195, 4.00%, 09/01/2045	57,695	60,738
Pool BE7194, 4.00%, 03/01/2047	705,699	742,443
Pool BE7216, 4.00%, 04/01/2047	742,793	786,486

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BH1143, 4.00%, 04/01/2047	$289,396	$302,392
Pool BD2419, 4.00%, 05/01/2047	1,253,720	1,321,511
Pool BH1167, 4.00%, 05/01/2047	183,060	191,264
Pool BE3689, 4.00%, 06/01/2047	2,509,202	2,643,764
Pool BH5309, 4.00%, 06/01/2047	1,478,918	1,556,095
Pool BE3762, 4.00%, 07/01/2047	835,447	878,872
Pool BH5334, 4.00%, 07/01/2047	5,730	5,989
Pool BH5335, 4.00%, 07/01/2047	268,260	280,541
Pool BH5361, 4.00%, 08/01/2047	585,455	614,457
Pool BH5395, 4.00%, 09/01/2047	682,709	724,256
Pool BH4060, 4.00%, 10/01/2047	953,322	1,001,280
Pool BH9379, 4.00%, 10/01/2047	127,789	133,559
Pool BH5748, 4.00%, 11/01/2047	1,130,674	1,186,065
Pool BJ4571, 4.00%, 01/01/2048	222,447	232,706
Pool BK1957, 4.00%, 03/01/2048	270,299	282,567
Pool BK1968, 4.00%, 03/01/2048	686,040	717,891
Pool BK1969, 4.00%, 03/01/2048	822,986	865,594
Pool BK2557, 4.00%, 03/01/2048	976,445	1,028,677
Pool BJ2676, 4.00%, 04/01/2048	336,349	351,527
Pool BK2008, 4.00%, 04/01/2048	478,260	503,318
Pool BJ2752, 4.00%, 05/01/2048	1,262,702	1,329,603
Pool BJ9235, 4.00%, 06/01/2048	2,026,300	2,128,657
Pool BK5289, 4.00%, 06/01/2048	946,616	1,003,893
Pool CA1934, 4.00%, 06/01/2048	1,587,554	1,668,821
Pool BK0898, 4.00%, 07/01/2048	192,623	201,216
Pool BK8813, 4.00%, 07/01/2048	797,626	842,970
Pool CA2094, 4.00%, 07/01/2048	1,608,622	1,683,174
Pool BK4747, 4.00%, 08/01/2048	355,392	375,153
Pool BK8829, 4.00%, 08/01/2048	290,409	303,409
Pool BH0713, 4.00%, 09/01/2048	381,460	399,919
Pool BK4815, 4.00%, 09/01/2048	757,969	796,873
Pool BK8895, 4.00%, 09/01/2048	737,252	781,221
Pool CA2315, 4.00%, 09/01/2048	547,842	573,345
Pool BK7669, 4.00%, 10/01/2048	933,131	986,321
Pool CA2532, 4.00%, 10/01/2048	1,399,352	1,470,926
Pool BK7934, 4.00%, 11/01/2048	1,531,804	1,602,764
Pool BH0723, 4.00%, 12/01/2048	290,606	303,761
Pool BN0321, 4.00%, 12/01/2048	729,364	766,966
Pool BN3958, 4.00%, 12/01/2048	603,722	637,488
Pool CA2994, 4.00%, 01/01/2049	300,887	314,752
Pool BN4338, 4.00%, 02/01/2049	241,305	252,139
Pool BN4347, 4.00%, 02/01/2049	220,659	230,596
Pool BN5288, 4.00%, 02/01/2049	1,286,268	1,346,291
Pool CA3143, 4.00%, 02/01/2049	506,512	530,133
Pool BN4373, 4.00%, 03/01/2049	674,468	705,154
Pool BN4386, 4.00%, 03/01/2049	220,733	230,570
Pool BN5350, 4.00%, 03/01/2049	301,766	315,389
Pool BN6227, 4.00%, 03/01/2049	282,617	296,459
Pool CA3270, 4.00%, 03/01/2049	398,434	416,378
Pool BN6236, 4.00%, 04/01/2049	18,610	19,445
Pool BN6247, 4.00%, 04/01/2049	177,292	185,346
Pool BN6285, 4.00%, 04/01/2049	358,554	376,953
Pool BN6563, 4.00%, 04/01/2049	173,799	181,644
Pool BN6301, 4.00%, 05/01/2049	776,324	815,069

(Unaudited)

	Principal
	Amount	Value
Pool BN8894, 4.00%, 05/01/2049	$775,643	$813,361
Pool BN8913, 4.00%, 06/01/2049	525,377	553,004
Pool BN8923, 4.00%, 06/01/2049	705,450	744,355
Pool BN8931, 4.00%, 06/01/2049	499,507	525,044
Pool BO1274, 4.00%, 07/01/2049	716,240	752,692
Pool BO1285, 4.00%, 07/01/2049	706,476	742,982
Pool BO1316, 4.00%, 07/01/2049	133,136	139,223
Pool BO1326, 4.00%, 08/01/2049	1,021,852	1,076,298
Pool BO2971, 4.00%, 09/01/2049	321,796	336,743
Pool BO5432, 4.00%, 10/01/2049	908,073	957,957
Pool BO5314, 4.00%, 11/01/2049	238,665	249,565
Pool BO5373, 4.00%, 12/01/2049	116,532	121,785
Pool BO8938, 4.00%, 01/01/2050	417,520	440,279
Pool BO9007, 4.00%, 02/01/2050	333,216	350,354
Pool AC4095, 4.50%, 09/01/2039	8,268	8,746
Pool AH6769, 4.50%, 03/01/2041	95,458	102,688
Pool AI3491, 4.50%, 06/01/2041	173,588	188,029
Pool AI5362, 4.50%, 06/01/2041	206,664	223,594
Pool AI6155, 4.50%, 07/01/2041	190,620	204,193
Pool AI8167, 4.50%, 08/01/2041	81,609	86,281
Pool BH1145, 4.50%, 04/01/2047	474,109	504,118
Pool BK2031, 4.50%, 04/01/2048	220,760	233,202
Pool BK5278, 4.50%, 05/01/2048	761,558	811,853
Pool BK5299, 4.50%, 06/01/2048	452,927	482,595
Pool BK8815, 4.50%, 07/01/2048	381,715	404,266
Pool BK8869, 4.50%, 09/01/2048	956,990	1,024,124
Pool BK8905, 4.50%, 09/01/2048	389,556	412,203
Pool BN0889, 4.50%, 11/01/2048	371,108	393,793
Pool BN0323, 4.50%, 12/01/2048	272,185	287,824
Pool BN4308, 4.50%, 12/01/2048	188,312	198,892
Pool CA2842, 4.50%, 12/01/2048	405,125	427,909
Pool BN5289, 4.50%, 01/01/2049	122,065	128,915
Pool BN4339, 4.50%, 02/01/2049	199,246	210,524
Pool BN4384, 4.50%, 03/01/2049	144,610	152,798
Pool BN6238, 4.50%, 04/01/2049	166,676	179,580
Pool BN6277, 4.50%, 04/01/2049	183,749	195,299
Pool BN6302, 4.50%, 05/01/2049	27,529	29,236
Pool BN8924, 4.50%, 06/01/2049	321,916	345,187
Pool BN8932, 4.50%, 06/01/2049	178,458	189,592
Pool BO1320, 4.50%, 08/01/2049	205,152	216,912
Pool 890230, 5.00%, 07/01/2040	3,126,737	3,482,087
Pool AD8500, 5.00%, 08/01/2040	82,260	88,796
Pool AH6772, 5.00%, 03/01/2041	51,265	55,319
Pool AH8879, 5.00%, 04/01/2041	311,175	337,361
Pool AI3492, 5.00%, 06/01/2041	201,219	217,251
Pool AI6154, 5.00%, 07/01/2041	113,486	122,459
Pool BK5300, 5.00%, 05/01/2048	395,141	429,462
Pool BK8817, 5.00%, 07/01/2048	195,154	210,578
Pool BK8870, 5.00%, 09/01/2048	666,591	732,605
Pool BN6239, 5.00%, 04/01/2049	36,458	39,335
Pool 890246, 5.50%, 11/01/2038	1,229,060	1,384,845
Pool 890247, 6.00%, 09/01/2038	1,527,640	1,746,462
Pool 886136, 6.50%, 07/01/2036	158,760	173,225
Pool 900106, 6.50%, 08/01/2036	54,425	59,384

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 900649, 6.50%, 09/01/2036	$101,215	$110,437
Pool 947771, 6.50%, 09/01/2037	78,199	85,324
		563,100,258

FRESB Multifamily Mortgage Pass-Through Certificate - 0.45%
Pool 2021-SB83, 0.63%, 01/25/2026 (c)	3,178,184	3,047,124
Pool 2021-SB82, 0.67%, 11/25/2025 (c)	2,400,851	2,303,954
Pool 2021-SB87, 0.78%, 04/25/2041 (c)	4,736,899	4,553,990
Pool 2021-SB82, 0.86%, 12/25/2027 (c)	2,738,223	2,593,836
Pool 2021-SB87, 1.07%, 04/25/2028 (c)	1,246,578	1,192,970
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037 (c)	680,840	684,026
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	575,577	574,113
		14,950,013

GNMA Multifamily - 11.52%
Pool 2021-31, 1.10%, 01/16/2061	2,253,576	2,106,904
Pool 2021-36, 1.15%, 03/16/2057	2,076,540	1,959,184
Pool 2021-47, 1.15%, 03/16/2061	4,912,780	4,570,774
Pool 2021-28, 1.20%, 01/16/2062	16,911,362	15,876,032
Pool 2021-186, 1.25%, 05/16/2052	4,956,431	4,780,543
Pool 2021-5, 1.25%, 01/16/2061	518,645	487,952
Pool 2021-51, 1.25%, 10/16/2062	1,073,978	1,008,988
Pool 2020-135, 1.30%, 01/16/2063	1,504,112	1,416,038
Pool 2021-134 KQ, 1.40%, 03/16/2060	369,058	349,211
Pool 2021-43, 1.40%, 03/16/2062	5,217,201	4,946,404
Pool 2013-61 A, 1.45%, 01/16/2043	25,483	25,485
Pool 2013-30 A, 1.50%, 05/16/2042	238,450	238,201
Pool 2022-3 AN, 1.50%, 09/16/2051	16,598,872	16,133,320
Pool 2022-17 AJ, 1.50%, 05/16/2056	499,180	479,045
Pool 2021-79, 1.50%, 10/16/2057	1,150,328	1,104,270
Pool 2021-218 AG, 1.50%, 11/16/2059	847,293	801,528
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,295,998	1,247,545
Pool 2021-218 AK, 1.50%, 10/16/2061	9,972,984	9,130,876
Pool 2021-217 AB, 1.50%, 12/16/2061	1,533,652	1,488,831
Pool 2021-68, 1.50%, 12/16/2061	1,416,694	1,360,685
Pool 2022-2 AC, 1.50%, 01/16/2062	9,195,976	8,864,416
Pool 2020-89 AB, 1.50%, 02/16/2062	428,790	407,996
Pool 2020-69, 1.50%, 03/16/2062	1,006,754	958,179
Pool 2021-164, 1.50%, 03/16/2062	2,835,696	2,730,128
Pool 2020-139, 1.50%, 04/16/2062	876,627	835,589
Pool 2021-210, 1.50%, 05/16/2062	520,729	496,925
Pool 2020-158, 1.50%, 09/16/2062	2,639,150	2,511,084
Pool 2021-102 AD, 1.50%, 10/16/2062	943,247	896,717
Pool 2020-170, 1.50%, 11/16/2062	443,193	420,228
Pool 2021-183, 1.50%, 01/16/2063	1,490,602	1,418,550
Pool 2021-40, 1.50%, 02/16/2063	8,260,702	7,858,734
Pool 2021-21, 1.50%, 06/16/2063	5,094,985	4,847,662
Pool 2021-164, 1.50%, 10/16/2063	413,020	393,278
Pool 2022-7 AC, 1.50%, 01/16/2064	1,992,070	1,888,769
Pool 2013-85 A, 1.55%, 09/16/2046	526,350	514,722
Pool 2013-7 AC, 1.60%, 03/16/2047	665,247	654,443
Pool 2021-75, 1.60%, 04/16/2062	2,471,863	2,363,810
Pool 2020-197, 1.60%, 10/16/2062	3,745,765	3,597,242
Pool 2021-200, 1.60%, 10/16/2062	471,310	454,503

(Unaudited)

	Principal
	Amount	Value
Pool 2022-21 AB, 1.60%, 12/16/2062	$1,421,694	$1,366,747
Pool 2012-27 A, 1.61%, 07/16/2039	188,316	188,134
Pool 2020-100, 1.65%, 04/16/2062	804,683	774,450
Pool 2021-170, 1.65%, 12/16/2062	806,599	773,003
Pool 2021-65, 1.65%, 12/16/2062	430,856	413,087
Pool 2021-220 AC, 1.65%, 11/16/2063	4,951,696	4,742,222
Pool 2012-139 AB, 1.67%, 02/16/2053	63,497	61,067
Pool 2013-118 AC, 1.70%, 06/16/2036	241,141	241,300
Pool 2021-90, 1.70%, 05/16/2061	2,156,806	2,066,864
Pool 2013-50 AB, 1.73%, 05/16/2045	656,038	644,577
Pool 2022-15 AP, 1.75%, 12/16/2055	1,416,710	1,369,959
Pool 2021-222 AP, 1.75%, 02/16/2056	5,684,994	5,523,481
Pool 2022-14 AG, 1.75%, 01/01/2058	2,264,603	2,179,041
Pool 2021-128 PT, 1.75%, 06/16/2061	477,365	459,553
Pool 2022-038, 1.75%, 01/16/2062	7,928,800	7,668,263
Pool 2022-042, 1.75%, 01/16/2062 (a) (b)	1,000,000	977,263
Pool 2022-41 AD, 1.75%, 01/16/2062	1,805,000	1,752,175
Pool 2021-80, 1.75%, 06/16/2062	1,964,843	1,897,560
Pool 2022-8 AB, 1.75%, 07/16/2062	1,597,833	1,549,460
Pool 2020-128, 1.75%, 10/16/2062	2,038,626	1,955,404
Pool 2021-110 AC, 1.75%, 10/16/2062	143,734	138,153
Pool 2021-33, 1.75%, 10/16/2062	1,146,011	1,099,327
Pool 2012-144 AD, 1.77%, 01/16/2053	164,109	161,191
Pool 2012-99 AE, 1.80%, 02/16/2048	675,394	656,855
Pool 2013-12 AB, 1.83%, 11/16/2052	175,006	171,833
Pool 2013-72 AC, 1.88%, 05/16/2046	780,292	765,477
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	874,320	849,303
Pool 2012-150 AB, 1.90%, 08/16/2044	73,259	72,713
Pool 2012-120 A, 1.90%, 02/16/2053	891,130	874,339
Pool 2020-71, 1.90%, 01/16/2062	789,436	762,338
Pool 2013-107 A, 2.00%, 05/16/2040	6,452	6,460
Pool 2013-92 AB, 2.00%, 02/16/2043	55,253	55,315
Pool 2013-128 AB, 2.00%, 10/16/2051	1,086,794	1,067,915
Pool 2011-143, 2.00%, 10/16/2057	1,905,360	1,850,265
Pool 2017-7, 2.00%, 11/16/2058	72,775	70,744
Pool 2022-042, 2.00%, 01/16/2062	1,000,000	984,258
Pool 2022-035, 2.00%, 02/16/2062	365,000	374,643
Pool 2020-118 AC, 2.00%, 04/16/2062	670,657	656,113
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,335,631	1,296,242
Pool 2020-106 AG, 2.00%, 06/16/2062	944,451	923,910
Pool 2020-111 AD, 2.00%, 09/15/2062	1,583,889	1,538,557
Pool 2020-159, 2.00%, 10/16/2062	1,539,394	1,502,615
Pool 2012-72 AB, 2.03%, 02/16/2046	49,227	49,237
Pool 2012-112 AD, 2.09%, 02/16/2053	115,164	113,098
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	228,014	226,166
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	147,401	144,510
Pool AA8478, 2.15%, 05/15/2035	274,497	276,078
Pool AA8479, 2.15%, 11/15/2035	576,044	579,363
Pool 2012-70 AB, 2.18%, 08/16/2052	77,225	76,804
Pool 2013-94 AB, 2.20%, 03/16/2054	220,613	218,708
Pool 2016-152, 2.20%, 08/15/2058	1,410,784	1,378,467
Pool 2020-2020, 2.20%, 04/16/2061	534,363	526,629
Pool 2020-70, 2.20%, 04/16/2062	542,430	530,525
Pool AC5324, 2.23%, 09/15/2032	646,333	656,829

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2016-40, 2.25%, 03/16/2050	$2,883,416	$2,856,173
Pool 2012-111 AB, 2.25%, 09/16/2052	285,553	286,227
Pool 2019-127, 2.25%, 08/16/2053	383,543	376,528
Pool 2016-175, 2.25%, 09/16/2058	2,315,694	2,265,822
Pool 2020-10, 2.25%, 05/16/2060	2,447,888	2,425,528
Pool 2020-48, 2.25%, 11/16/2061	1,659,964	1,626,563
Pool 2021-112 AC, 2.25%, 10/16/2063	1,607,741	1,573,537
Pool 2014-130 CA, 2.30%, 11/16/2042	8,674	8,688
Pool 2017-20, 2.30%, 09/16/2057	1,177,170	1,155,431
Pool 2016-125, 2.30%, 12/16/2057	628,632	618,292
Pool 2017-003, 2.30%, 09/16/2058	1,732,953	1,701,255
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	492,860
Pool 2015-125 AB, 2.35%, 04/16/2047	1,863,019	1,849,811
Pool 2016-26, 2.35%, 11/16/2056	89,137	88,609
Pool 2016-87, 2.35%, 03/16/2058	472,074	464,502
Pool 2020-26 AD, 2.35%, 04/15/2061	2,672,908	2,639,465
Pool 2016-40, 2.40%, 06/16/2049	1,260,954	1,251,908
Pool 2018-16, 2.40%, 03/16/2050	4,033,315	4,022,219
Pool 2017-30, 2.40%, 03/16/2051	1,607,708	1,597,200
Pool 2018-26, 2.40%, 03/16/2052	1,919,900	1,919,880
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	7,704	7,723
Pool 2017-50, 2.40%, 01/16/2057	2,989,103	2,952,369
Pool 2017-16, 2.40%, 01/16/2058	828,727	816,611
Pool 2017-29, 2.40%, 01/16/2058	1,340,224	1,325,864
Pool 2016-113, 2.40%, 02/16/2058	817,877	802,067
Pool 2017-49, 2.40%, 05/16/2058	1,763,817	1,740,913
Pool 2017-41, 2.40%, 07/16/2058	1,080,193	1,068,809
Pool 2020-24 AB, 2.40%, 08/16/2061	1,002,121	990,468
Pool 2017-169, 2.45%, 03/16/2050	1,412,309	1,411,004
Pool 2020-23 AC, 2.45%, 02/16/2062	726,511	716,870
Pool 2018-30, 2.50%, 10/16/2048	694,955	695,203
Pool 2018-47, 2.50%, 01/16/2049	283,744	284,121
Pool 2017-111, 2.50%, 06/16/2051	83,624	83,629
Pool 2015-114 AD, 2.50%, 11/15/2051	604,238	604,229
Pool 2017-9, 2.50%, 09/16/2056	750,947	743,836
Pool 2017-157, 2.50%, 10/16/2056	575,555	571,413
Pool 2017-28, 2.50%, 02/16/2057	2,766,510	2,742,063
Pool 2016-36 A, 2.50%, 03/16/2057	230,405	227,467
Pool 2017-72, 2.50%, 04/16/2057	485,849	478,340
Pool 2016-71, 2.50%, 10/16/2057	1,514,761	1,495,980
Pool 2017-46, 2.50%, 11/16/2057	2,224,533	2,204,997
Pool 2017-64, 2.50%, 11/16/2057	427,846	424,050
Pool 2017-22, 2.50%, 12/16/2057	3,232,352	3,183,310
Pool 2017-47, 2.50%, 08/16/2058	451,458	446,908
Pool 2017-81, 2.50%, 09/16/2058	294,177	290,543
Pool 2017-97, 2.50%, 09/16/2058	255,124	252,057
Pool 2018-3, 2.50%, 10/16/2058	3,444,572	3,424,488
Pool 2017-154, 2.50%, 12/16/2058	1,857,109	1,833,563
Pool 2017-127, 2.50%, 02/16/2059	518,871	512,179
Pool 2017-143, 2.50%, 02/16/2059	892,883	885,117
Pool 2018-75, 2.50%, 04/16/2059	744,629	740,383
Pool 2017-191, 2.50%, 07/16/2059 (c)	2,882,853	2,842,182
Pool 2018-2, 2.50%, 07/16/2059	442,748	439,012
Pool 2017-169, 2.50%, 09/16/2059	94,286	93,109

(Unaudited)

	Principal
	Amount	Value
Pool 2019-141, 2.50%, 08/16/2060	$956,379	$946,228
Pool 2020-8 AL, 2.50%, 01/16/2061	338,180	337,136
Pool 2019-107, 2.50%, 02/16/2061	542,369	534,656
Pool 2020-2 AH, 2.50%, 02/16/2061	2,522,178	2,498,287
Pool 2019-147 AE, 2.50%, 06/16/2061	661,315	655,861
Pool 2020-72, 2.50%, 02/16/2062	1,848,468	1,826,452
Pool 2020-10 AC, 2.50%, 04/16/2062	1,415,884	1,397,934
Pool 2016-64, 2.55%, 12/16/2057	976,017	969,726
Pool 2019-124, 2.55%, 09/16/2060	247,407	246,126
Pool 2018-74 AG, 2.60%, 12/16/2050	272,696	273,744
Pool 2017-106, 2.60%, 04/16/2051	145,065	144,536
Pool 2015-101 AE, 2.60%, 03/16/2052	403,829	401,193
Pool 2018-85, 2.60%, 01/16/2053	13,402	13,409
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,678,251	1,670,801
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	2,270,237	2,246,338
Pool 2018-69, 2.60%, 03/16/2056	811,687	814,889
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	466,159	462,117
Pool 2016-24, 2.60%, 12/16/2056	211,029	209,662
Pool 2016-41, 2.60%, 06/16/2057	129,628	128,176
Pool 2017-90, 2.60%, 07/16/2057	2,261,187	2,261,311
Pool 2017-62, 2.60%, 11/16/2057	927,544	920,730
Pool 2017-92, 2.60%, 06/16/2058	1,216,780	1,210,206
Pool 2018-16, 2.60%, 06/16/2058	2,672,577	2,666,260
Pool 2017-74, 2.60%, 09/16/2058	3,227,923	3,199,481
Pool 2018-28, 2.60%, 09/16/2058	3,906,818	3,891,738
Pool 2017-108, 2.60%, 10/16/2058	444,943	441,210
Pool 2017-135, 2.60%, 10/16/2058	2,338,305	2,316,402
Pool 2017-70, 2.60%, 10/16/2058	246,427	244,279
Pool 2017-102, 2.60%, 12/16/2058 (c)	1,041,082	1,028,825
Pool 2017-124, 2.60%, 12/16/2058	592,150	586,838
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,019,763	1,006,224
Pool 2017-7, 2.60%, 12/16/2058 (c)	2,706,469	2,660,292
Pool 2018-9, 2.60%, 12/16/2058	1,201,854	1,197,462
Pool 2017-105, 2.60%, 01/16/2059	363,881	360,814
Pool 2017-143, 2.60%, 01/16/2059	1,744,914	1,738,289
Pool 2017-94, 2.60%, 02/16/2059	208,182	206,364
Pool 2017-169, 2.60%, 04/16/2059 (c)	3,582,604	3,558,590
Pool 2017-185, 2.60%, 04/16/2059 (c)	170,303	169,675
Pool 2017-126, 2.60%, 05/16/2059	86,457	85,745
Pool 2017-152, 2.60%, 05/16/2059	331,629	329,130
Pool 2017-61, 2.60%, 05/16/2059	763,262	756,937
Pool 2018-41 AD, 2.60%, 06/16/2059	1,059,883	1,056,769
Pool 2018-35, 2.60%, 09/16/2059	2,564,364	2,547,313
Pool 2019-88, 2.60%, 12/16/2059	569,023	565,711
Pool 2017-190, 2.60%, 03/16/2060	1,168,701	1,158,169
Pool 2019-147, 2.60%, 09/16/2060	154,282	153,911
Pool 2019-130, 2.60%, 11/16/2061	418,358	415,325
Pool 591746, 2.63%, 06/15/2048	732,850	741,293
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	113,794	113,444
Pool 2015-86 AC, 2.65%, 03/16/2050	932,178	930,044
Pool 2014-138 AC, 2.65%, 06/16/2050	8,990	8,986
Pool 2015-171 EA, 2.65%, 12/16/2052	46,111	45,741
Pool 2016-178, 2.65%, 08/16/2058	2,939,096	2,916,136
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	375,458	373,532

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2018-60, 2.70%, 12/16/2058	$821,743	$817,410
Pool 2017-159, 2.70%, 01/16/2059	540,340	536,116
Pool 2018-25, 2.70%, 04/16/2059	6,039,440	6,038,611
Pool 2018-43, 2.70%, 10/16/2059	1,064,884	1,056,158
Pool AC3668, 2.73%, 04/15/2043	1,782,036	1,803,226
Pool 2018-62, 2.75%, 05/16/2051	567,622	567,789
Pool 2016-39, 2.75%, 01/16/2056	1,563,108	1,564,568
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	895,917	892,587
Pool 2017-54, 2.75%, 09/16/2057	479,713	476,558
Pool 2019-81 AC, 2.75%, 08/16/2060	79,305	78,712
Pool 2019-146, 2.75%, 07/16/2061 (c)	861,333	863,813
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	500,638	499,647
Pool 2014-186 AH, 2.80%, 08/16/2054	102,212	102,004
Pool 2015-140 AC, 2.80%, 11/16/2056	849,594	847,691
Pool 2015-150 AE, 2.80%, 01/16/2057	4,202	4,211
Pool 2018-56, 2.80%, 04/16/2058	2,789,852	2,799,263
Pool 2019-50, 2.80%, 06/16/2059	228,634	229,355
Pool BX1555, 2.80%, 06/15/2062	9,392,000	9,561,588
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	65,532	65,384
Pool 2018-82, 2.85%, 12/16/2051	1,340,517	1,336,306
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	38,777	38,922
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	761,801	758,983
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	215,033	214,750
Pool AV9479, 2.90%, 10/15/2051	7,873,666	7,954,778
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	523,848
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	668,753	668,151
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	343,814	341,921
Pool 2018-110, 2.90%, 09/16/2059	225,397	225,243
Pool 2016-40, 2.95%, 05/16/2050 (c)	842,724	842,241
Pool 2019-94 AG, 2.95%, 07/16/2060	515,347	516,642
Pool AD6658, 2.97%, 01/15/2036	1,156,047	1,172,241
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,966,049
Pool 2018-73, 3.00%, 04/16/2049	223,129	222,942
Pool 2018-96, 3.00%, 09/16/2049	691,890	694,581
Pool 2018-62, 3.00%, 05/16/2050	161,251	162,064
Pool 2018-98, 3.00%, 10/16/2050	155,086	155,621
Pool 2019-53, 3.00%, 06/16/2051	66,042	66,351
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,463,543
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	402,644
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	605,945	603,874
Pool 2018-88, 3.00%, 02/16/2058	1,043,318	1,045,893
Pool 2018-43, 3.00%, 12/16/2058	232,943	233,885
Pool 2019-63, 3.00%, 02/16/2060	302,384	303,553
Pool 2019-47, 3.00%, 05/16/2060	134,545	134,760
Pool 2019-66, 3.00%, 05/16/2060	21,730	21,808
Pool 2019-75 AC, 3.00%, 05/16/2060	433,464	435,844
Pool 2014-164 AN, 3.02%, 03/16/2055 (c)	769,603	775,343
Pool 2014-164 BA, 3.05%, 09/16/2052	332,107	333,947
Pool AS2544, 3.10%, 04/15/2042	738,399	759,883
Pool AM0526, 3.10%, 09/15/2055	2,195,637	2,199,000
Pool 2018-85, 3.10%, 07/16/2057 (c)	788,330	792,783
Pool 2019-64, 3.10%, 01/16/2060	527,738	530,325
Pool 2019-105 A, 3.10%, 05/16/2061	21,853	21,939
Pool 2019-19, 3.15%, 04/16/2050	10,154	10,193

(Unaudited)

	Principal
	Amount	Value
Pool 2018-136 AE, 3.15%, 09/16/2058	$2,025,002	$2,037,412
Pool 2019-32, 3.15%, 12/16/2059	701,477	707,344
Pool 2019-80 AB, 3.15%, 11/16/2060	41,405	41,700
Pool 2018-99, 3.20%, 01/16/2052	29,698	29,846
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	995,418
Pool AK7840, 3.25%, 03/15/2050	888,521	912,695
Pool 2019-26, 3.25%, 01/16/2060	130,288	131,181
Pool 2019-37, 3.25%, 02/16/2060	978,318	986,149
Pool 2018-165 AB, 3.25%, 09/16/2060	1,525,489	1,523,784
Pool 2014-155 DC, 3.32%, 06/16/2047 (c)	879,644	885,739
Pool 2014-61 A, 3.37%, 02/16/2054 (c)	647,252	653,826
Pool AT8470, 3.40%, 10/15/2051	1,767,568	1,845,994
Pool AN9543, 3.45%, 11/15/2050	1,592,339	1,655,205
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	1,583,009	1,589,542
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	504,460
Pool AD8950, 3.51%, 09/15/2048	1,961,532	2,005,677
Pool AM0526, 3.51%, 05/15/2050	1,034,583	1,072,775
Pool AH5339, 3.55%, 12/15/2050	1,218,994	1,270,120
Pool AC6851, 3.62%, 08/15/2048	866,182	886,244
Pool AC6853, 3.62%, 08/15/2048	866,182	886,244
Pool 661707, 3.75%, 12/15/2054	833,323	862,201
Pool AG7484, 3.83%, 03/15/2049	439,798	452,096
Pool AO6152, 3.94%, 01/15/2045	1,840,122	1,911,147
Pool AH7386, 4.00%, 11/15/2053	1,839,149	1,910,986
Pool 768250, 4.01%, 08/15/2052	2,304,016	2,343,666
Pool 749575, 4.25%, 11/15/2046	1,810,238	1,809,837
Pool AH1338, 4.61%, 06/15/2055	467,971	500,768
Pool 712102, 5.15%, 11/15/2032	360,937	360,865
Pool 2015-19 AF, 5.36%, 01/16/2057 (c)	24,191	27,781
Pool 699710, 5.43%, 07/15/2044	334,858	334,760
Pool 637911, 6.00%, 07/15/2035	309,657	309,945
Pool 636413, 6.25%, 04/15/2036	548,959	549,469
		382,805,621

GNMA Single Family - 0.61%
Pool BV1487, 2.50%, 08/20/2050	309,481	309,865
Pool CE6248, 2.50%, 08/20/2051	320,671	321,803
Pool AD1699, 3.00%, 02/15/2043	65,021	67,142
Pool AV5053, 3.00%, 10/20/2046	305,366	311,563
Pool AX5461, 3.00%, 12/20/2046	813,041	833,099
Pool AX5544, 3.00%, 01/20/2047	217,222	221,204
Pool BV1491, 3.00%, 08/20/2050	1,180,613	1,207,780
Pool 779354, 3.50%, 06/15/2042	3,906	4,038
Pool AX5545, 3.50%, 01/20/2047	438,334	454,882
Pool BC5351, 3.50%, 09/20/2047	546,078	566,437
Pool BD9036, 3.50%, 11/20/2047	611,266	636,851
Pool 737576, 4.00%, 11/15/2040	18,321	19,502
Pool 737712, 4.00%, 12/15/2040	134,241	142,901
Pool 757173, 4.00%, 12/20/2040	146,650	153,105
Pool 737837, 4.00%, 01/15/2041	194,928	204,656
Pool 759104, 4.00%, 01/15/2041	170,028	178,361
Pool 2759436, 4.00%, 01/20/2041	63,442	66,551
Pool 2759466, 4.00%, 01/20/2041	156,945	163,613
Pool 759191, 4.00%, 02/15/2041	242,340	254,969
Pool 2759301, 4.00%, 02/20/2041	242,306	254,518

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2763042, 4.00%, 04/20/2041	$66,978	$69,852
Pool 738629, 4.00%, 08/15/2041	390,795	421,029
Pool 738630, 4.00%, 08/15/2041	253,882	271,563
Pool 770515, 4.00%, 08/15/2041	390,460	415,433
Pool 738735, 4.00%, 09/15/2041	98,460	106,072
Pool 738954, 4.00%, 11/15/2041	52,379	54,948
Pool 778766, 4.00%, 01/15/2042	400,063	425,885
Pool 778847, 4.00%, 02/15/2042	55,723	58,442
Pool AF3781, 4.00%, 09/15/2043	413,432	436,893
Pool AG8734, 4.00%, 12/15/2043	149,479	158,413
Pool BH0074, 4.00%, 06/20/2048	1,193,792	1,254,301
Pool BI3170, 4.00%, 07/20/2048	248,750	259,162
Pool 717198, 4.50%, 06/15/2039	161,662	177,054
Pool 714594, 4.50%, 07/15/2039	85,085	93,173
Pool 720208, 4.50%, 07/15/2039	156,498	171,435
Pool 726402, 4.50%, 10/15/2039	32,320	35,379
Pool 728954, 4.50%, 12/15/2039	110,282	120,644
Pool 729017, 4.50%, 01/15/2040	220,994	242,359
Pool 737051, 4.50%, 03/15/2040	144,533	158,231
Pool 737222, 4.50%, 05/15/2040	122,752	134,354
Pool 698160, 4.50%, 07/15/2040	59,503	65,123
Pool 748456, 4.50%, 08/15/2040	197,354	216,099
Pool 738152, 4.50%, 04/15/2041	403,706	447,730
Pool 738267, 4.50%, 05/15/2041	276,458	303,225
Pool 763543, 4.50%, 05/15/2041	81,027	88,673
Pool 738397, 4.50%, 06/15/2041	283,947	311,306
Pool 770396, 4.50%, 06/15/2041	128,226	140,246
Pool 2783417, 4.50%, 08/20/2041	2,144,307	2,321,296
Pool BH0075, 4.50%, 06/20/2048	357,714	377,782
Pool BK9581, 4.50%, 02/20/2049	96,846	101,579
Pool 688624, 5.00%, 05/15/2038	117,485	130,234
Pool 411105, 5.00%, 01/15/2039	25,261	28,014
Pool 439079, 5.00%, 02/15/2039	116,832	130,180
Pool 646728, 5.00%, 03/15/2039	74,775	82,864
Pool 646750, 5.00%, 04/15/2039	60,409	66,989
Pool 646777, 5.00%, 05/15/2039	35,466	39,322
Pool 720288, 5.00%, 08/15/2039	89,753	99,526
Pool 722944, 5.00%, 08/15/2039	56,592	62,753
Pool 723006, 5.00%, 10/15/2039	148,459	164,640
Pool 726403, 5.00%, 10/15/2039	24,429	27,081
Pool 737055, 5.00%, 03/15/2040	187,637	208,017
Pool 658393, 5.00%, 06/15/2040	183,181	203,152
Pool 2783418, 5.00%, 06/20/2040	1,480,121	1,564,619
Pool 684677, 5.50%, 03/15/2038	75,520	82,042
Pool 2688636, 5.50%, 05/20/2038	215,271	230,440
Pool 690974, 5.50%, 06/15/2038	40,369	43,867
Pool 2409120, 5.50%, 07/20/2038	118,188	126,483
Pool 2700671, 5.50%, 10/20/2038	69,659	74,507
Pool 411116, 5.50%, 01/15/2039	148,421	161,406
Pool 2684988, 6.00%, 03/20/2038	87,368	93,954
Pool 688626, 6.00%, 05/15/2038	105,823	115,120
Pool 2693900, 6.00%, 07/20/2038	132,987	143,116
Pool 696513, 6.00%, 08/15/2038	33,976	36,960
Pool 2696843, 6.00%, 08/20/2038	54,732	58,861

(Unaudited)

	Principal
	Amount	Value
Pool 699255, 6.00%, 09/15/2038	$149,129	$162,289
Pool 2698997, 6.00%, 09/20/2038	105,625	113,584
Pool 705999, 6.00%, 01/15/2039	87,549	95,234
Pool 2696844, 6.50%, 08/20/2038	68,541	70,131
Pool 530199, 7.00%, 03/20/2031	39,643	40,225
		20,266,131

HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	334,101

Small Business Administration - 0.79%
Pool 507253, 0.50%, (Prime Rate-2.750%), 05/25/2030 (c)	27,408	27,427
Pool 508206, 0.60%, (Prime Rate-2.650%), 09/25/2032 (c)	13,802	13,841
Pool 508298, 0.60%, (Prime Rate-2.650%), 01/25/2033 (c)	175,563	176,021
Pool 508506, 0.63%, (Prime Rate-2.625%), 06/25/2033 (c)	111,530	111,847
Pool 508716, 0.82%, (Prime Rate-2.430%), 06/25/2034 (c)	52,868	52,708
Pool American, 1.25%, 08/30/2022 (c)	597,024	609,983
Pool Cleburne, 1.25%, 08/30/2022 (c)	426,886	436,283
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	1,503	1,501
Pool 509392, 1.25%, (Prime Rate-2.000%), 07/25/2023 (c)	176,401	175,567
Pool 509409, 1.25%, (Prime Rate-2.000%), 09/25/2023 (c)	89,254	88,918
Pool 509596, 1.25%, (Prime Rate-2.000%), 11/25/2024 (c)	80,180	79,638
Pool 509670, 1.25%, (Prime Rate-2.000%), 04/25/2025 (c)	140,789	139,947
Pool 509678, 1.25%, (Prime Rate-2.000%), 05/25/2025 (c)	534,275	532,473
Pool 509748, 1.25%, (Prime Rate-2.000%), 09/25/2025 (c)	684,194	680,408
Pool 509133, 1.25%, 09/25/2036 (c)	250,052	250,052
Pool 509348, 1.25%, (Prime Rate-2.000%), 02/25/2038 (c)	291,454	285,920
Pool 509350, 1.25%, (Prime Rate-2.000%), 03/25/2038 (c)	160,609	157,362
Pool 509391, 1.25%, (Prime Rate-2.000%), 06/25/2038 (c)	332,463	329,158
Pool 509417, 1.25%, (Prime Rate-2.000%), 10/25/2038 (c)	295,058	289,863
Pool 509460, 1.25%, (Prime Rate-2.000%), 01/25/2039 (c)	589,899	582,239
Pool 509491, 1.25%, (Prime Rate-2.000%), 02/25/2039 (c)	547,200	535,966
Pool 509541, 1.25%, (Prime Rate-2.000%), 08/25/2039 (c)	181,533	175,545
Pool 509573, 1.25%, (Prime Rate-2.000%), 09/25/2039 (c)	1,303,288	1,321,045
Pool 509575, 1.25%, (Prime Rate-2.000%), 10/25/2039 (c)	1,087,585	1,111,860
Pool 509661, 1.25%, (Prime Rate-2.000%), 03/25/2040 (c)	1,239,311	1,256,435
Pool 509688, 1.25%, (Prime Rate-2.000%), 08/25/2040 (c)	2,155,355	2,189,574
Pool 509735, 1.25%, (Prime Rate-2.000%), 09/25/2040 (c)	608,572	610,746
Pool 509760, 1.25%, (Prime Rate-2.000%), 11/25/2040 (c)	1,455,135	1,487,711
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	224,392	228,946
Pool 509977, 1.65%, (Prime Rate-1.600%), 03/25/2042 (c)	205,342	210,401
Pool 510004, 2.00%, (Prime Rate-1.250%), 05/25/2042 (c)	306,462	313,558
Pool 3046316007, 2.05%, 12/03/2032 (c)	164,558	163,861
Pool 509793, 2.11%, (Prime Rate-1.144%), 01/25/2041 (c)	1,082,625	1,105,041
Pool 510051, 2.50%, (Prime Rate-0.750%), 07/25/2042 (c)	211,597	221,886
Pool 509010, 2.58%, (Prime Rate-0.675%), 01/25/2036 (c)	42,218	42,838
Pool Premie, 2.95%, 08/29/2038 (c)	616,147	668,074
Pool 522124, 3.07%, (Prime Rate-0.180%), 02/25/2040 (c)	345,850	360,619
Pool 510047, 3.08%, (Prime Rate-0.171%), 09/25/2042 (c)	580,787	620,314
Pool 509900, 3.15%, (Prime Rate-0.098%), 03/25/2042 (c)	1,576,024	1,670,925
Pool Animal, 3.19%, 06/04/2023 (c)	72,085	75,008
Pool 522305, 3.42%, (Prime Rate+0.182%), 11/25/2028 (c)	196,378	202,887
Pool Econolodge, 3.43%, 09/11/2037 (c)	730,906	798,544
Pool 509967, 3.65%, (Prime Rate+0.402%), 03/25/2032 (c)	146,372	155,475
Pool 521967, 3.78%, (Prime Rate+0.534%), 06/25/2038 (c)	483,088	509,167

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 521984, 3.81%, (Prime Rate+0.578%), 10/25/2038 (c)	$144,067	$152,978
Pool 522053, 3.83%, (Prime Rate+0.577%), 05/25/2026 (c)	76,343	77,433
Pool 509647, 3.86%, (Prime Rate+0.605%), 12/25/2026 (c)	83,633	85,357
Pool 522440, 3.90%, (Prime Rate+0.575%), 07/25/2029 (c)	291,070	305,991
Pool 522194, 3.92%, (Prime Rate+0.624%), 09/25/2040 (c)	115,451	124,828
Pool 522125, 3.95%, (Prime Rate+0.842%), 10/25/2026 (c)	65,630	67,141
Pool 522317, 4.06%, (Prime Rate+0.963%), 03/25/2029 (c)	228,898	244,421
Pool 522371, 4.06%, (Prime Rate+0.789%), 10/25/2029 (c)	93,109	97,934
Pool 521919, 4.08%, (Prime Rate+0.807%), 12/25/2037 (c)	72,872	77,346
Pool 510056, 4.08%, (Prime Rate+0.829%), 08/25/2042 (c)	156,947	173,140
Pool 522423, 4.11%, (Prime Rate+0.785%), 12/25/2028 (c)	340,440	357,205
Pool 522328, 4.12%, (Prime Rate+0.917%), 05/25/2029 (c)	25,380	27,118
Pool 522020, 4.13%, (Prime Rate+0.884%), 02/25/2026 (c)	58,389	59,682
Pool 522029, 4.13%, (Prime Rate+0.947%), 02/25/2039 (c)	18,964	20,226
Pool 522158, 4.14%, (Prime Rate+0.879%), 01/25/2027 (c)	285,253	293,366
Pool 521860, 4.14%, (Prime Rate+0.913%), 03/25/2037 (c)	182,630	191,989
Pool Schatz, 4.15%, 10/04/2023 (c)	8,033	8,641
Pool 521884, 4.16%, (Prime Rate+0.772%), 08/25/2037 (c)	138,685	146,292
Pool 521970, 4.16%, (Prime Rate+0.913%), 07/25/2038 (c)	278,426	299,538
Pool 522268, 4.19%, (Prime Rate+0.916%), 01/25/2029 (c)	600,458	625,305
Pool 522387, 4.27%, (Prime Rate+0.967%), 01/25/2030 (c)	146,449	155,135
Pool 522156, 4.29%, (Prime Rate+0.983%), 05/25/2040 (c)	206,768	222,026
Pool 522282, 4.40%, (Prime Rate+1.136%), 09/25/2028 (c)	105,822	110,524
Pool 522327, 4.46%, (Prime Rate+1.192%), 05/25/2029 (c)	447,026	476,762
Pool 522150, 4.49%, (Prime Rate+1.205%), 02/25/2026 (c)	17,472	17,834
Pool Knights Inn, 4.61%, 08/27/2035	590,889	651,522
Pool Valeri, 4.68%, 11/15/2023 (c)	15,066	16,366
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	14,565	15,326
Pool 7530434005, 5.27%, 06/29/2024	14,179	14,949
		26,173,957

Small Business Administration Participation Certificates - 0.96%
Pool 2020-10D, 0.81%, 07/01/2030	3,877,536	3,723,406
Pool 2012-10C, 1.24%, 05/01/2022	12,581	12,597
Pool 2016-10B, 2.05%, 09/10/2026	8,987,223	8,876,719
Pool 2013-10A, 2.35%, 03/10/2023	90,186	90,539
Pool 2015-20C, 2.72%, 03/01/2035	43,004	43,663
Pool 2012-20A, 2.76%, 01/01/2032	15,538	15,653
Pool 2016-20L, 2.81%, 12/01/2036	279,083	287,079
Pool 2017-20F, 2.81%, 06/01/2037	6,113,559	6,259,995
Pool 2015-10B, 2.83%, 09/10/2025	257,684	258,649
Pool 2014-10B, 3.02%, 09/10/2024	552,854	547,371
Pool 2017-20C, 3.04%, 03/01/2037	5,172,578	5,341,120
Pool 2014-10A, 3.19%, 03/10/2024	1,989,784	1,989,129
Pool 2010-20K, 3.25%, 11/01/2030	7,603	7,755
Pool 2013-20I, 3.62%, 09/01/2033	514,798	533,179
Pool 2009-20J, 3.92%, 10/01/2029	2,725,136	2,841,167
Pool 2010-20E, 4.11%, 05/01/2030	75,259	78,354
Pool 2011-20B, 4.22%, 02/01/2031	389,678	406,532
Pool 2009-20D, 4.31%, 04/01/2029	468,402	485,926
Pool 2008-20C, 5.49%, 03/01/2028	5,160	5,425
Pool 2008-20E, 5.49%, 05/01/2028	13,960	14,788
		31,819,046

(Unaudited)

	Principal
	Amount	Value
Tennessee Valley Authority - 0.42%
Pool 2021, 1.50%, 09/15/2031	$15,000,000	$14,121,348

USDA Loan - 0.49%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,051,465
Pool Highland, 5.28%, 07/14/2024	336,632	356,798
		16,408,263
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,953,435,767)		1,907,082,159

CORPORATE BONDS - 13.19%
Consumer Discretionary - 2.36%
Amazon.com
0.25%, 05/12/2023	3,914,000	3,860,361
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	5,019,807
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,993,422
Howard University
1.99%, 10/01/2025	1,000,000	966,211
Local Initiatives Support Corp.
0.35%, 10/15/2022	8,000,000	7,963,330
1.00%, 11/15/2025	5,000,000	4,712,778
3.01%, 03/01/2022	2,760,000	2,760,000
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,890,437
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	7,651,310
Salvation Army
5.64%, 09/01/2026	2,975,000	3,344,540
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	818,622
0.92%, 02/01/2024	1,010,000	985,448
USAA Capital Corp.
0.50%, 05/01/2024 (d)	12,000,000	11,688,107
1.50%, 05/01/2023 (d)	4,500,000	4,494,880
2.13%, 05/01/2030 (d)	13,421,000	12,963,756
Walmart
1.80%, 09/22/2031	3,336,000	3,133,053
		78,246,062
Energy - 0.08%
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	2,726,959

Financials - 8.97%
Andrew W Mellon Foundation
0.95%, 08/01/2027	12,238,000	11,447,721
Bank of America Corp.
0.98%, U.S. SOFR + 0.910%, 09/25/2025 (c)	33,381,000	32,090,842
1.49%, U.S. SOFR + 1.460%, 05/19/2024 (c)	28,299,000	28,123,284
1.53%, U.S. SOFR + 0.650%, 12/06/2025 (c)	33,099,000	32,153,614
2.46%, ICE LIBOR USD 3 Month + 0.870%, 10/22/2025 (c)	22,767,000	22,710,220
Century Housing Corp.
0.25%, 09/15/2022	10,000,000	9,950,879
0.30%, 07/15/2022	1,000,000	997,174
0.30%, 02/15/2023	10,000,000	9,910,030

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (d)	$13,949,000	$13,265,904
Fifth Third Bancorp
1.71%, U.S. SOFR + 0.685%, 11/01/2027 (c)	439,000	421,781
JPMorgan Chase
0.56%, U.S. SOFR + 0.420%, 02/16/2025 (c)	43,986,000	42,664,631
0.65%, TSFR3M + 0.600%, 09/16/2024 (c)	28,618,000	28,067,432
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (d)	13,923,000	13,386,332
PNC Financial Services Group
1.15%, 08/13/2026	23,702,000	22,689,944
Prudential Financial
1.50%, 03/10/2026	13,838,000	13,535,211
Reinvestment Fund
3.48%, 02/15/2023	2,475,000	2,498,768
3.70%, 02/15/2025	150,000	153,408
Truist Financial Corp.
1.27%, U.S. SOFR + 0.609%, 03/02/2027 (c)	7,420,000	7,098,176
Visa
0.75%, 08/15/2027	7,609,000	7,045,978
		298,211,329
Industrials - 0.04%
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,418,494

Information Technology - 1.56%
Apple
3.00%, 06/20/2027	19,497,000	20,288,634
salesforce.com
1.50%, 07/15/2028	33,297,000	31,394,656
		51,683,290
Real Estate - 0.18%
ERP Operating
4.15%, 12/01/2028	1,000,000	1,074,578
Prologis
1.25%, 10/15/2030	5,716,000	5,039,981
		6,114,559

TOTAL CORPORATE BONDS (Cost $451,880,101)		438,400,693

MUNICIPAL BONDS - 11.69%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 04/04/2022 @ 100
3.075%, 11/01/2023	85,000	85,010

California - 1.88%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,641,404
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	772,377
1.970%, 06/01/2023	570,000	574,660
1.168%, 06/01/2026	1,660,000	1,595,361
0.952%, 06/01/2025	3,215,000	3,119,154

(Unaudited)

	Principal
	Amount	Value
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	$2,460,000	$2,495,006
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	1,800,000	1,820,763
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	1,992,248
1.486%, 11/01/2022	2,000,000	2,004,287
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,535,713
2.500%, 09/01/2022	2,045,000	2,061,909
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	602,244
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	504,453
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	640,590
3.500%, 09/01/2027	250,000	265,086
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	933,685
1.830%, 01/15/2027	1,000,000	991,153
1.630%, 01/15/2025	780,000	774,788
1.550%, 01/15/2023	615,000	617,151
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,052,147
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	767,535
San Diego Unified School District, GO
1.599%, 07/01/2028	1,250,000	1,212,540
1.429%, 07/01/2027	990,000	961,569
1.201%, 07/01/2026	345,000	333,837
0.951%, 07/01/2025	400,000	387,692
0.656%, 07/01/2024	400,000	389,976
San Francisco City & County, Ser A, GO
2.623%, 06/15/2022	200,000	201,135
0.396%, 06/15/2024	3,095,000	2,993,440
0.193%, 06/15/2023	2,865,000	2,819,764
0.143%, 06/15/2022	1,690,000	1,687,882
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	383,023
1.705%, 06/15/2029	410,000	392,968
1.555%, 06/15/2028	250,000	239,453
1.324%, 06/15/2027	450,000	430,879
1.104%, 06/15/2026	245,000	234,991
0.766%, 06/15/2025	90,000	86,552
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,508,307

CCM Community Impact Bond Fund

	Principal
	Amount	Value
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	$500,000	$504,816
San Francisco City & County Redevelopment Agency, Ser A, TA
3.633%, 08/01/2026	575,000	598,221
San Francisco City & County Redevelopment Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,880,155
San Francisco City & County Redevelopment Agency, Ser D, TA
2.375%, 08/01/2022	1,500,000	1,508,811
San Francisco City & County Redevelopment Agency Successor Agency, TA
2.071%, 08/01/2027	4,125,000	4,064,023
1.561%, 08/01/2025	4,135,000	4,068,049
1.286%, 08/01/2024	790,000	779,431
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,044,793
		62,474,021

Colorado - 0.13%
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	270,000	272,283
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	389,251	375,389
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	148,985
2.125%, 05/01/2025	175,000	173,876
1.878%, 05/01/2023	115,000	115,267
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	55,596
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	191,687	192,423
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,139,415	2,191,643
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	845,005
		4,370,467

Connecticut - 0.01%
Connecticut State Housing Finance Authority, Ser A-4, RB
Callable 04/04/2022 @ 100
0.300%, 11/15/2022	500,000	497,006

Delaware - 0.14%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	4,650,731	4,701,040

(Unaudited)

	Principal
	Amount	Value
District of Columbia - 0.10%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	$2,312,983	$2,322,615
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	868,541	876,142
		3,198,757

Florida - 0.20%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	3,026,481	3,011,365
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	948,091	955,791
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,100,423	2,091,296
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	621,667	617,689
		6,676,141

Georgia - 0.09%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	76,632
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	396,404
Metropolitan Atlanta Rapid Transit Authority, Ser D, RB
1.315%, 07/01/2025	1,980,000	1,941,594
1.111%, 07/01/2024	720,000	709,565
		3,124,195

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	303,240

Illinois - 0.34%
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	386,023
1.451%, 04/01/2027	540,000	519,921
1.118%, 10/01/2026	215,000	205,260
1.068%, 04/01/2026	470,000	450,662
0.968%, 10/01/2025	1,020,000	980,228
0.868%, 04/01/2025	495,000	477,768
0.501%, 10/01/2024	585,000	565,441
0.451%, 04/01/2024	950,000	925,552
0.353%, 10/01/2023	880,000	864,093
0.303%, 04/01/2023	430,000	425,668
0.253%, 10/01/2022	710,000	707,176
0.203%, 04/01/2022	445,000	444,902

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	$310,000	$312,058
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,710,515	1,698,367
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	155,847
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	961,365	929,726
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,225,000	1,254,350
		11,303,042

Iowa - 0.08%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	696,510
2.050%, 06/01/2024	845,000	850,508
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	237,246
2.050%, 06/01/2024	575,000	578,748
Hawkeye Community College, Ser 1, GO
Callable 04/04/2022 @ 100
2.600%, 06/01/2022	245,000	245,433
		2,608,445

Kentucky - 0.21%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	242,656
1.150%, 01/01/2025	175,000	170,285
0.950%, 07/01/2024	250,000	244,117
0.800%, 01/01/2024	250,000	245,426
0.550%, 07/01/2023	750,000	740,584
0.450%, 01/01/2023	425,000	422,118
0.350%, 07/01/2022	510,000	509,223
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	25,386
2.928%, 07/01/2022	335,000	336,920
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	168,235
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	45,000	46,264
3.500%, 01/01/2040	1,170,000	1,202,277
3.499%, 07/01/2031	750,000	765,245
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,650,000	1,719,047
		6,837,783

(Unaudited)

	Principal
	Amount	Value
Louisiana - 0.04%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	$1,175,166	$1,167,634

Maine - 0.14%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,538,359
1.763%, 11/15/2026	1,000,000	981,325
		4,519,684

Maryland - 0.13%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	717,177
Maryland State Community Development Administration, Ser A, RB
Callable 03/18/2022 @ 100
4.000%, 09/01/2025	620,000	620,686
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	105,000	106,114
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,365,000	1,398,498
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	200,000	207,250
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,220,439	1,251,949
		4,301,674

Massachusetts - 0.43%
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	194,714
3.400%, 06/01/2023	180,000	183,721
3.350%, 12/01/2022	95,000	96,360
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	253,609
2.950%, 06/01/2025	250,000	253,303
2.900%, 12/01/2024	250,000	253,192
2.800%, 06/01/2024	275,000	278,233
2.650%, 12/01/2023	250,000	252,658
2.550%, 06/01/2023	355,000	358,588
2.450%, 12/01/2022	250,000	251,914
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	442,180
3.300%, 06/01/2023	225,000	230,077
3.250%, 12/01/2022	240,000	243,709

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	$3,223,987	$3,252,003
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	290,000	291,347
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,705,267
4.750%, 12/01/2045	2,870,000	2,959,513
4.550%, 12/01/2035	410,000	425,345
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	253,924
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	65,438
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	159,054
3.530%, 12/01/2029	660,000	679,379
3.450%, 06/01/2029	300,000	308,401
		14,391,929

Michigan - 0.41%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	462,148
3.527%, 04/01/2023	465,000	474,585
3.376%, 10/01/2022	385,000	389,579
3.276%, 04/01/2022	450,000	450,887
1.672%, 12/01/2028	1,080,000	1,027,642
1.670%, 12/01/2024	160,000	157,977
1.622%, 06/01/2028	1,055,000	1,005,398
1.620%, 06/01/2024	165,000	163,593
1.599%, 04/01/2027	250,000	241,730
1.512%, 12/01/2027	1,085,000	1,035,409
1.412%, 06/01/2027	605,000	577,187
1.398%, 12/01/2023	150,000	148,975
1.298%, 06/01/2023	100,000	99,731
1.241%, 10/01/2026	485,000	465,227
1.198%, 12/01/2026	490,000	467,669
1.196%, 12/01/2022	100,000	99,985
1.191%, 04/01/2026	300,000	288,570
1.118%, 06/01/2026	585,000	559,346
1.096%, 06/01/2022	100,000	100,117
1.091%, 10/01/2025	485,000	468,789
1.038%, 12/01/2025	95,000	91,207
0.991%, 04/01/2025	250,000	242,284
0.958%, 06/01/2025	400,000	385,451
0.752%, 12/01/2024	450,000	435,575
0.692%, 06/01/2024	350,000	340,743
0.577%, 10/01/2024	475,000	458,973
0.496%, 12/01/2023	230,000	225,537
0.436%, 06/01/2023	175,000	172,865

(Unaudited)

	Principal
	Amount	Value
0.408%, 10/01/2023	$500,000	$490,544
0.326%, 06/01/2022	185,000	184,856
0.258%, 10/01/2022	250,000	248,797
0.208%, 04/01/2022	250,000	249,940
Michigan State Housing Development Authority, Ser B, RB
Callable 04/01/2022 @ 100
4.327%, 10/01/2029	335,000	335,918
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,170,000	1,213,528
		13,760,762

Minnesota - 0.01%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	75,000	75,214
2.992%, 07/01/2023	30,000	30,406
2.942%, 01/01/2023	45,000	45,472
2.897%, 07/01/2022	45,000	45,274
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	186,865	187,766
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	40,000	40,386
		424,518

Mississippi - 0.02%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	517,799	519,407

New Hampshire - 0.02%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	125,000	127,096
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	110,000	111,785
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	445,000	454,717
		693,598

New Jersey - 0.62%
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	597,345
3.550%, 05/01/2025	1,100,000	1,140,121
3.500%, 11/01/2024	535,000	553,796
3.450%, 05/01/2024	1,035,000	1,065,756
3.368%, 11/01/2025	450,000	466,006
3.350%, 05/01/2023	980,000	998,602
3.250%, 05/01/2022	200,000	200,770

CCM Community Impact Bond Fund

	Principal
	Amount	Value
3.228%, 11/01/2024	$360,000	$369,183
2.928%, 11/01/2023	365,000	370,918
2.740%, 11/01/2022	300,000	302,644
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	490,998
3.900%, 05/01/2023	460,000	471,634
3.800%, 11/01/2022	450,000	457,105
3.650%, 05/01/2022	430,000	432,037
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.422%, 05/01/2023	2,850,000	2,911,437
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,616,761
4.200%, 11/01/2024	505,000	522,446
4.100%, 05/01/2024	485,000	501,751
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	459,124
4.625%, 11/01/2036	335,000	359,414
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	374,814
4.868%, 11/01/2047	1,300,000	1,400,034
4.698%, 11/01/2037	500,000	537,786
4.218%, 11/01/2032	1,355,000	1,440,309
3.718%, 11/01/2028	285,000	297,682
3.618%, 11/01/2027	695,000	723,927
3.568%, 11/01/2026	435,000	454,367
		20,516,767

New Mexico - 0.08%
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	382,662	381,427
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,355,000	2,370,005
		2,751,432

New York - 4.22%
New York City Housing Development Corp., Ser B, RB
1.677%, 11/01/2028	800,000	764,421
1.577%, 05/01/2028	500,000	476,986
1.477%, 11/01/2027	300,000	285,972
1.377%, 05/01/2027	200,000	190,631
1.123%, 11/01/2026	250,000	237,236
1.061%, 11/01/2025	2,010,000	1,935,430
1.023%, 05/01/2026	245,000	232,889
0.163%, 11/01/2022	785,000	780,868

(Unaudited)

	Principal
	Amount	Value
0.113%, 05/01/2022	$345,000	$344,811
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	2,032,387
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	744,246
2.478%, 05/01/2025	745,000	752,735
2.320%, 11/01/2024	1,130,000	1,141,214
2.270%, 05/01/2024	1,260,000	1,271,473
2.120%, 05/01/2023	590,000	595,397
New York City Housing Development Corp., Ser F, RB
2.368%, 05/01/2024	500,000	505,587
2.316%, 05/01/2023	1,820,000	1,840,753
2.280%, 11/01/2022	3,000,000	3,024,125
2.230%, 05/01/2022	475,000	476,306
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	791,158
3.364%, 05/01/2025	535,000	555,813
3.290%, 11/01/2024	1,065,000	1,103,667
3.190%, 05/01/2024	535,000	551,762
3.178%, 05/01/2024	1,070,000	1,103,252
3.121%, 05/01/2023	4,000,000	4,085,006
3.028%, 11/01/2023	500,000	512,651
3.021%, 05/01/2022	255,000	256,094
3.021%, 11/01/2022	1,000,000	1,012,728
2.990%, 11/01/2023	270,000	276,304
2.978%, 05/01/2023	1,245,000	1,268,681
2.890%, 05/01/2023	450,000	458,104
2.838%, 11/01/2022	1,000,000	1,011,722
2.810%, 11/01/2022	300,000	303,461
2.738%, 05/01/2022	710,000	712,541
2.710%, 05/01/2022	250,000	250,883
New York City Housing Development Corp., RB
1.860%, 05/01/2028	2,110,000	2,041,049
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	422,959
0.462%, 05/01/2023	500,000	494,748
New York City Housing Development Corp., Ser D, RB
2.150%, 02/01/2029	550,000	535,090
2.100%, 08/01/2028	540,000	527,466
1.750%, 08/01/2027	775,000	752,507
1.700%, 02/01/2027	760,000	738,648
1.600%, 08/01/2026	500,000	487,290
1.550%, 02/01/2026	480,000	469,068
1.300%, 08/01/2025	310,000	302,026
1.250%, 02/01/2025	365,000	356,835
New York City Housing Development Corp., Ser B, RB
2.000%, 02/01/2028	450,000	438,336
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,458,807
3.750%, 11/01/2024	3,050,000	3,188,906
3.453%, 11/01/2022	570,000	579,299
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	625,943
1.874%, 11/01/2027	945,000	920,616

CCM Community Impact Bond Fund

	Principal
	Amount	Value
1.844%, 05/01/2027	$1,450,000	$1,416,951
1.744%, 11/01/2026	280,000	273,610
1.694%, 05/01/2026	380,000	372,049
1.448%, 11/01/2025	375,000	366,177
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,592,568
3.110%, 05/01/2023	1,525,000	1,557,751
3.050%, 11/01/2022	705,000	714,627
2.950%, 05/01/2022	110,000	110,426
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	1,027,160
3.363%, 05/01/2023	2,150,000	2,202,942
3.263%, 11/01/2022	700,000	710,636
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	745,390
2.183%, 02/01/2027	1,590,000	1,574,997
2.083%, 02/01/2026	660,000	655,156
1.980%, 08/01/2025	865,000	862,034
1.930%, 02/01/2025	600,000	598,061
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	257,975
3.028%, 02/01/2025	350,000	359,485
2.954%, 08/01/2024	150,000	153,729
2.854%, 02/01/2024	150,000	153,068
2.704%, 08/01/2023	280,000	284,906
2.604%, 02/01/2023	300,000	303,798
2.570%, 08/01/2022	370,000	372,686
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	136,856
2.144%, 11/01/2022	100,000	100,714
2.044%, 05/01/2022	500,000	501,222
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,847,133	7,766,258
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,023,040
3.310%, 11/01/2024	1,610,000	1,647,367
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	769,072
3.278%, 05/01/2025	1,060,000	1,086,569
3.228%, 11/01/2024	725,000	745,531
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	759,542
3.428%, 02/01/2029	400,000	412,861
3.378%, 08/01/2028	525,000	541,190
3.328%, 02/01/2028	300,000	308,996
3.278%, 08/01/2027	425,000	438,096
3.228%, 02/01/2027	400,000	411,942
3.178%, 08/01/2026	325,000	335,645
3.128%, 02/01/2026	475,000	490,051

(Unaudited)

	Principal
	Amount	Value
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	$500,000	$505,745
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	1,015,532
2.768%, 11/01/2026	1,000,000	1,016,172
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	731,809
3.714%, 11/01/2028	395,000	413,651
3.614%, 11/01/2027	1,110,000	1,163,634
3.564%, 11/01/2026	505,000	530,987
3.514%, 05/01/2026	1,025,000	1,076,458
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	997,699
2.511%, 08/01/2029	1,240,000	1,233,475
2.461%, 02/01/2029	2,195,000	2,178,530
2.411%, 08/01/2028	1,000,000	995,142
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	750,894
2.238%, 05/01/2030	770,000	748,353
2.188%, 11/01/2029	455,000	441,361
2.138%, 05/01/2029	1,220,000	1,186,016
2.098%, 11/01/2028	1,225,000	1,194,724
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	828,902
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	863,638
2.250%, 02/01/2030	865,000	842,079
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,857,822
2.003%, 05/01/2030	3,175,000	3,053,919
1.953%, 11/01/2029	1,800,000	1,735,120
1.903%, 05/01/2029	1,225,000	1,179,950
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 04/04/2022 @ 100
4.900%, 08/15/2025 (e)	100,000	100,256
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 04/04/2022 @ 100
5.050%, 08/15/2039 (e)	1,110,000	1,112,028
New York State Mortgage Agency, Ser 237, RB
1.271%, 10/01/2026	4,195,000	4,033,009
1.221%, 04/01/2026	1,225,000	1,183,969
1.141%, 10/01/2025	2,375,000	2,302,898
1.041%, 04/01/2025	1,485,000	1,443,107

CCM Community Impact Bond Fund

	Principal
	Amount	Value
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	$485,000	$464,465
2.080%, 10/01/2028	960,000	923,822
1.816%, 10/01/2027	565,000	542,728
1.666%, 10/01/2026	420,000	405,965
1.316%, 10/01/2025	265,000	256,566
1.136%, 10/01/2024	370,000	360,086
0.894%, 10/01/2023	120,000	118,359
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	524,141
2.080%, 10/01/2028	760,000	737,413
1.816%, 10/01/2027	725,000	699,240
1.666%, 10/01/2026	920,000	894,446
1.316%, 10/01/2025	490,000	475,930
1.136%, 10/01/2024	700,000	685,437
0.894%, 10/01/2023	345,000	341,694
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	498,023
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,133,259
2.575%, 04/01/2027	2,500,000	2,507,446
2.525%, 10/01/2026	970,000	972,273
New York State Mortgage Agency, Ser 171, RB
Callable 03/18/2022 @ 100
3.400%, 10/01/2022	1,815,000	1,816,531
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
4.116%, 04/01/2028	945,000	946,678
3.869%, 10/01/2025	4,355,000	4,361,988
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	477,838
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	126,164
		140,355,392

North Carolina - 0.04%
North Carolina State Housing Finance Agency, Ser 33, RB
3.413%, 07/01/2022	40,000	40,000
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,120,000	1,134,574
		1,174,574

Ohio - 0.10%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	252,294	255,477

(Unaudited)

	Principal
	Amount	Value
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	$2,884,510	$2,907,305
		3,162,782

Oregon - 0.44%
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	487,771
1.105%, 11/01/2025	600,000	585,514
0.812%, 11/01/2024	1,055,000	1,030,819
0.418%, 11/01/2023	875,000	861,169
0.293%, 11/01/2022	700,000	697,377
Oregon State, Ser C, GO
0.434%, 05/01/2024	1,485,000	1,445,582
0.201%, 05/01/2023	2,925,000	2,890,498
0.101%, 05/01/2022	695,000	694,424
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	378,286
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	218,116
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	776,838
1.386%, 09/01/2027	2,990,000	2,901,392
1.200%, 09/01/2026	1,000,000	971,250
0.950%, 09/01/2025	600,000	582,798
		14,521,834

Pennsylvania - 0.32%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	234,224
5.410%, 06/01/2022	500,000	505,735
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	509,273
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,947,579
1.916%, 06/01/2023	475,000	477,039
1.826%, 06/01/2022	305,000	305,806
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,719,321
2.150%, 10/01/2024	2,000,000	2,008,327
Redevelopment Authority of the Philadelphia, Ser A, RB
0.618%, 09/01/2023	1,260,000	1,241,084
0.468%, 09/01/2022	750,000	747,914
		10,696,302

Rhode Island - 0.17%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	531,528
3.389%, 04/01/2026	505,000	523,914
3.269%, 10/01/2025	490,000	505,812
3.169%, 04/01/2025	385,000	395,474
3.128%, 10/01/2024	245,000	250,960

CCM Community Impact Bond Fund

	Principal
	Amount	Value
3.028%, 04/01/2024	$200,000	$204,145
2.928%, 10/01/2023	110,000	111,968
2.699%, 10/01/2022	245,000	247,200
2.599%, 04/01/2022	335,000	335,525
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	96,802
1.646%, 04/01/2027	175,000	169,604
1.179%, 10/01/2025	275,000	265,713
1.129%, 04/01/2025	245,000	237,727
1.029%, 10/01/2024	150,000	146,267
0.979%, 04/01/2024	115,000	112,929
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	41,081
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	145,614
2.600%, 10/01/2027	145,000	145,379
2.500%, 10/01/2026	70,000	70,120
2.400%, 10/01/2025	130,000	130,336
2.200%, 10/01/2023	115,000	115,758
2.000%, 10/01/2022	115,000	115,569
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	541,990
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	95,649
		5,537,064

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,154
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	425,000	435,855
		461,009

Tennessee - 0.45%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	345,830
2.190%, 01/01/2029	1,345,000	1,326,652
2.120%, 07/01/2028	300,000	296,134
1.961%, 07/01/2027	750,000	737,304
1.911%, 01/01/2027	300,000	294,886
1.861%, 07/01/2026	530,000	520,978
1.811%, 01/01/2026	500,000	492,410
1.720%, 07/01/2025	550,000	542,454
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,465,000	2,427,256

(Unaudited)

	Principal
	Amount	Value
2.308%, 01/01/2029	$1,210,000	$1,187,406
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	100,000	101,346
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,362,100
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,275,000	2,381,465
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,565,000	1,555,231
2.408%, 01/01/2030	1,535,000	1,516,113
		15,087,565

Texas - 0.10%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	892,051
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	527,356
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,560,000	1,564,080
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,064
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	323,033	322,250
		3,315,801

Utah - 0.20%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	535,000	537,922
2.850%, 01/01/2029	625,000	628,071
2.800%, 07/01/2028	570,000	572,523
2.750%, 01/01/2028	635,000	637,466
2.700%, 07/01/2027	1,120,000	1,123,742
2.650%, 01/01/2027	850,000	852,279
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	380,000	381,332
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	646,000	651,761
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,265,000	1,319,326
		6,704,422

CCM Community Impact Bond Fund

	Principal
	Amount	Value
Virginia - 0.44%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	$500,000	$532,726
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	431,248
1.319%, 06/01/2027	500,000	478,331
0.985%, 06/01/2026	1,230,000	1,174,787
0.835%, 06/01/2025	625,000	602,733
0.489%, 06/01/2024	1,320,000	1,283,769
Virginia State Housing Development Authority, Ser A, RB
3.125%, 11/25/2039	593,154	594,785
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	706,809
1.437%, 11/01/2026	400,000	388,585
1.237%, 11/01/2025	350,000	340,989
0.897%, 11/01/2024	585,000	571,534
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	208,147	212,238
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	89,828	90,173
3.100%, 06/25/2041	3,399,460	3,403,579
2.950%, 10/25/2049	1,313,762	1,307,684
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,003,141
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	517,968
		14,641,079

Washington - 0.11%
King County Housing Authority, RB
Callable 04/18/2022 @ 100
6.375%, 12/31/2046	3,490,000	3,530,307

TOTAL MUNICIPAL BONDS (Cost $388,921,479)		388,414,683

U.S. TREASURY OBLIGATIONS - 7.13%
U.S. Treasury Notes
1.00%, 07/31/2028	40,500,000	38,482,910
1.25%, 12/31/2026	17,500,000	17,095,313
1.25%, 06/30/2028	8,500,000	8,209,805
1.25%, 09/30/2028	26,500,000	25,545,586
1.38%, 12/31/2028	46,000,000	44,663,125
1.50%, 11/30/2028	25,000,000	24,476,562
1.75%, 01/31/2029	31,000,000	30,840,156
1.88%, 02/15/2032	47,500,000	47,678,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost $240,142,345)		236,991,582

ASSET-BACKED SECURITIES - 6.56%
Automotive - 1.61%
Tesla Auto Lease Trust
0.36%, 09/22/2025 (d)	1,947,000	1,942,397

(Unaudited)

	Principal
	Amount	Value
0.55%, 05/22/2023 (d)	$27,851	$27,845
0.60%, 09/22/2025 (d)	1,947,000	1,905,058
0.68%, 12/20/2023 (d)	9,449,000	9,409,187
2.16%, 10/20/2022 (d)	12,893,346	12,927,926
Toyota Auto Receivables
0.14%, 01/16/2024	5,838,578	5,822,982
0.26%, 11/17/2025	21,806,000	21,324,726

		53,360,121
Other Asset-Backed Securities - 4.95%
Dividend Solar Loans
3.67%, 08/22/2039 (d)	4,469,637	4,554,295
FREED Trust
0.62%, 11/20/2028 (d)	4,227,650	4,216,240
0.66%, 03/20/2028 (d)	1,097,740	1,095,564
0.68%, 06/19/2028 (d)	1,419,408	1,418,586
0.94%, 03/19/2029 (d)	5,150,000	5,134,760
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (d)	6,823,115	6,487,581
2.10%, 05/20/2048 (d)	8,534,383	8,136,391
2.70%, 01/20/2049 (d)	2,400,000	2,392,610
Helios Issuer
2.98%, 06/20/2047 (d)	2,809,228	2,819,624
Invitation Homes Trust
1.09%, ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (c) (d)	2,976,253	2,971,354
Loanpal Solar Loan
2.22%, 03/20/2048 (d)	3,988,691	3,822,253
2.29%, 01/20/2048 (d)	8,949,047	8,682,255
2.47%, 12/20/2047 (d)	2,486,060	2,414,782
Mill City Solar Loan
3.69%, 07/20/2043 (d)	2,176,638	2,229,297
4.34%, 03/20/2043 (d)	2,371,092	2,462,234
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (d)	4,734,592	4,487,608
1.44%, 06/20/2052 (d)	8,160,656	7,690,465
1.51%, 12/20/2046 (d)	6,302,247	5,960,424
1.64%, 04/22/2047 (d)	10,915,937	10,315,695
2.10%, 04/20/2046 (d)	3,160,131	3,092,543
3.82%, 06/22/2043 (d)	4,296,678	4,367,326
4.01%, 06/22/2043 (d)	2,832,834	2,918,372
4.20%, 02/22/2044 (d)	205,658	213,786
4.45%, 06/20/2042 (d)	862,634	885,503
Oportun Funding XIV
1.21%, 03/08/2028 (d)	13,900,000	13,580,893
Oportun Issuance Trust
1.47%, 05/08/2031 (d)	4,593,000	4,430,234
2.18%, 10/08/2031 (d)	10,000,000	9,769,430
Sunnova Helios II
1.62%, 07/20/2048 (d)	24,624,205	23,422,101
1.80%, 02/20/2048 (d)	2,528,494	2,428,186
Sunnova Helios VIII
2.79%, 02/22/2049 (d)	8,000,000	7,927,630

CCM Community Impact Bond Fund

	Principal
	Amount	Value
TES
4.33%, 10/20/2047 (d)	$4,118,851	$4,195,944
		164,523,966

TOTAL ASSET-BACKED SECURITIES (Cost $223,150,917)		217,884,087

BANK DEPOSIT PROGRAM - 2.21%
TriState Capital
0.28%, 11/01/2022	73,506,193	73,506,193

TOTAL BANK DEPOSIT PROGRAM (Cost $73,506,193)		73,506,193

NON-AGENCY CMBS - 0.43%
BX Commercial Mortgage Trust
1.04%, TSFR1M + 0.990%, 02/15/2039 (c) (d)	14,550,000	14,413,064

TOTAL NON-AGENCY CMBS (Cost $14,507,753)		14,413,064

SHORT-TERM INVESTMENT - 1.73%	Shares
Money Market Fund - 1.73%
First American Government Obligations Fund, Class X, 0.03%, (f)	57,399,632	57,399,632

TOTAL SHORT-TERM INVESTMENT (Cost $57,399,632)		57,399,632

Total Investments (Cost $3,402,944,187) - 100.31%		$3,334,092,093
Liabilities in Excess of Other Assets, Net - (0.31)%		(10,199,731)
NET ASSETS - 100.00%		$3,323,892,362

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2022 is $13,466,435, which represents 0.41% of total net assets.

(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2022, these securities amounted to $260,948,422, which represents 7.85% of total net assets.

(e)	Security is subject to Alternative Minimum Tax.
(f)	The rate shown is the 7-day effective yield as of February 28, 2022.

AMT — Alternative Minimum Tax
Cl — Class
CMBS — Commercial Mortgage Backed-Securities
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)

(Unaudited)

TA — Tax Allocation
TSFR3M — Term Secured Overnight Finance Rate 3-Month
TSFR1M — Term Secured Overnight Finance Rate 1-Month
USD — United States Dollar
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at February 28, 2022:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,893,615,724	$13,466,435		$1,907,082,159
Corporate Bonds	—	438,400,693	—		438,400,693
Municipal Bonds	—	388,414,683	—		388,414,683
U.S. Treasury Obligations	—	236,991,582	—		236,991,582
Asset-Backed Securities	—	217,884,087	—		217,884,087
Bank Deposit Program	—	73,506,193	—		73,506,193
Non-Agency CMBS	—	14,413,064	—		14,413,064
Short-Term Investment	57,399,632	—	—		57,399,632
Total Investments in Securities	$57,399,632	$3,263,226,026	$13,466,435	*	$3,334,092,093

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$10,268,639
Accrued discounts/premiums	(2,950)
Realized gain/(loss)	(1,559)
Change in unrealized appreciation/(depreciation)	(339,681)
Purchases	4,637,974
Sales	(1,095,988)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of February 28, 2022	$13,466,435
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(339,681)

CCM Community Impact Bond Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$8,913,273	Matrix Pricing	FHA Project Loans Structure Average Life Years Spread to Benchmark	1 out of lockout with remaining maturity term range 0.15 years. The remaining FHA Securities have a lockout range 0.17-2.83 (1.11) Years. 0.15-3.25 (1.45) Years N+255 - N+541(N+362)
	$3,575,899	Matrix Pricing	FNMA Multifamily Structure Average Life Years Spread to Benchmark Variance to Dealer Average	7/5 Structure 6.45 Years N+24 1.09%
	$977,263	Matrix Pricing	GNMA Multifamily Structure Average Life Years Spread to Benchmark	Sequential/Pass Thru 4.55 Years N+63

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2022, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.